UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Westcore Trust

1290 Broadway, Suite1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.20%
Consumer Discretionary		15.88%
Hotels, Restaurants & Leisure		1.49%
Chipotle Mexican Grill Inc.**	1,170	$779,910

Internet & Catalog Retail		1.94%
Priceline Group Inc.**	880	1,019,550

Media		3.13%
Walt Disney Co.	18,470	1,644,384

Multiline Retail		2.00%
Macy's Inc.	18,020	1,048,404

Specialty Retail		2.96%
Home Depot Inc.	16,900	1,550,406

Textiles, Apparel & Luxury Goods		4.36%
Lululemon Athletica Inc. (Canada)**	10,000	420,100
Michael Kors Holdings Ltd. (Hong Kong)**	9,400	671,066
Nike Inc. - Class B	13,400	1,195,280
		2,286,446

Total Consumer Discretionary
(Cost $7,005,514)		8,329,100

Consumer Staples		6.16%
Beverages		1.54%
Constellation Brands Inc.**	9,300	810,588

Food & Staples Retailing		1.63%
CVS Caremark Corp.	10,730	854,001

Food Products		2.99%
Hain Celestial Group Inc.**	7,000	716,450
Whitewave Foods Co.**	23,400	850,122
		1,566,572

Total Consumer Staples
(Cost $3,007,046)		3,231,161

Energy		5.84%
Energy Equipment & Services		1.80%
Halliburton Co.	14,600	941,846

Oil, Gas & Consumable Fuels		4.04%
Anadarko Petroleum Corp.	6,800	689,792
Cimarex Energy Co.	5,000	632,650
EOG Resources Inc.	8,070	799,092
		2,121,534

Total Energy
(Cost $3,005,699)		3,063,380

Financials		3.63%
Capital Markets		1.33%
Charles Schwab Corp.	23,790	699,188

Commercial Banks		2.30%
Banco Santander SA ADR (Spain)	55,150	523,925
ICICI Bank Ltd. ADR (India)	13,900	682,490
		1,206,415

Total Financials
(Cost $1,885,370)		1,905,603

Health Care		17.14%
Biotechnology		7.93%
Alexion Pharmaceuticals Inc.**	7,600	1,260,232
Biogen Idec Inc.**	3,462	1,145,264
Gilead Sciences Inc.**	16,460	1,752,167
		4,157,663

Health Care Providers & Services		6.08%
Envision Healthcare Holdings Inc.**	22,800	$790,704
McKesson Corp.	5,490	1,068,739
UnitedHealth Group Inc.	8,000	690,000
Universal Health Services Inc.	6,100	637,450
		3,186,893

Pharmaceuticals		3.13%
Actavis PLC**	4,250	1,025,440
Valeant Pharmaceuticals International Inc. (Canada)**	4,700	616,640
		1,642,080

Total Health Care
(Cost $6,756,903)		8,986,636

Industrials		8.69%
Aerospace & Defense		2.17%
Honeywell International Inc.	12,220	1,137,926

Airlines		1.43%
Delta Air Lines Inc.	20,670	747,221

Road & Rail		2.75%
Union Pacific Corp.	13,320	1,444,154

Trading Companies & Distributors		2.34%
United Rentals Inc.**	11,050	1,227,655

Total Industrials
(Cost $3,068,193)		4,556,956

Information Technology		37.25%
Communications Equipment		1.53%
Palo Alto Networks Inc.**	8,200	804,420

Computers & Peripherals		7.70%
Apple Inc.	40,069	4,036,952

Electronic Equipment & Instruments		1.51%
Amphenol Corp.	7,950	793,887

Internet Software & Services		12.70%
Equinix Inc.**	3,800	807,424
Facebook Inc. - Class A**	27,400	2,165,696
Google Inc. - Class A**	2,816	1,656,962
Google Inc. - Class C**	2,166	1,250,562
Twitter Inc.**	15,100	778,858
		6,659,502

IT Services		2.03%
MasterCard Inc. - Class A	14,400	1,064,448

Semiconductors & Semiconductor Equipment		4.52%
Applied Materials Inc.	40,700	879,527
NXP Semiconductor N.V. (Netherlands)**	11,620	795,157
Skyworks Solutions Inc.	12,000	696,600
		2,371,284

Software		7.26%
Fortinet Inc.**	30,190	762,750
Microsoft Corp.	51,050	2,366,678
Tableau Software Inc. - Class A**	9,300	675,645
		3,805,073

Total Information Technology
(Cost $12,409,100)		19,535,566

Materials		4.61%
Chemicals		3.37%
Ecolab Inc.	8,270	949,644
PPG Industries Inc.	4,150	816,471
		1,766,115

Construction Materials		1.24%
Vulcan Materials Co.	10,800	$650,484

Total Materials
(Cost $2,256,841)		2,416,599

Total Common Stocks
(Cost $39,394,666)		52,025,001

MONEY MARKET MUTUAL FUNDS		1.13%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	593,040	593,040

Total Money Market Mutual Funds
(Cost $593,040)		593,040

Total Investments
(Cost $39,987,706)	100.33%	52,618,041

Liabilities in Excess of Other Assets	(0.33%)	(175,521)

Net Assets	100.00%	$52,442,520

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.08%
Consumer Discretionary		21.00%
Auto Components		1.16%
BorgWarner Inc.	21,934	$1,153,948

Automobiles		1.79%
Tesla Motors Inc.**	7,302	1,772,049

Hotels, Restaurants & Leisure		2.93%
Melco Crown Entertainment Ltd. - ADR (Hong Kong)	34,939	918,546
Wynn Resorts Ltd.	10,656	1,993,525
		2,912,071

Household Durables		1.22%
DR Horton Inc.	58,981	1,210,290

Internet & Catalog Retail		3.90%
NetFlix Inc.**	4,433	2,000,081
TripAdvisor Inc.**	8,671	792,703
zulily, Inc. - Class A**	28,520	1,080,623
		3,873,407

Media		1.45%
Lions Gate Entertainment Corp.	43,571	1,436,536

Specialty Retail		1.91%
Restoration Hardware Holdings Inc.**	8,451	672,277
Tractor Supply Co.	19,820	1,219,128
		1,891,405

Textiles Apparel & Luxury Goods		6.64%
Deckers Outdoor Corp.**	15,873	1,542,538
Kate Spade & Co.**	20,109	527,459
Lululemon Athletica Inc. (Canada)**	31,273	1,313,779
Ralph Lauren Corp.	10,227	1,684,694
Under Armour Inc. - Class A**	21,902	1,513,428
		6,581,898

Total Consumer Discretionary
(Cost $18,958,544)		20,831,604

Consumer Staples		5.14%
Food & Staples Retailing		0.92%
Pricesmart Inc.	10,645	911,638

Food Products		4.22%
Keurig Green Mountain Inc.	15,066	1,960,538
Mead Johnson Nutrition Co.	23,136	2,226,146
		4,186,684

Total Consumer Staples
(Cost $4,055,065)		5,098,322

Energy		8.29%
Oil, Gas & Consumable Fuels		8.29%
Antero Resources Corp.**	23,670	1,299,246
Athlon Energy Inc.**	29,918	1,742,125
Gulfport Energy Corp.**	14,180	757,212
Memorial Resource Development Corp.**	35,538	963,435
Noble Energy Inc.	15,152	1,035,791
Pioneer Natural Resources Co.	7,451	1,467,624
Western Refining Inc.	22,782	956,616
		8,222,049

Total Energy
(Cost $7,111,979)		8,222,049

Financials		5.94%
Capital Markets		3.64%
Affiliated Managers Group Inc.**	8,504	$1,703,861
LPL Financial Holdings Inc.	22,046	1,015,218
SEI Investments Co.	24,692	892,863
		3,611,942

Commercial Banks		2.30%
First Republic Bank	26,769	1,321,853
SVB Financial Group**	8,539	957,137
		2,278,990

Total Financials
(Cost $4,843,431)		5,890,932

Health Care		17.79%
Biotechnology		5.99%
Alexion Pharmaceuticals Inc.**	5,954	987,292
Alkermes PLC (Ireland)**	25,034	1,073,208
Alnylam Pharmaceuticals Inc.**	6,980	545,138
Medivation Inc.**	12,408	1,226,779
Pharmacyclics Inc.**	5,930	696,360
Puma Biotechnology Inc.**	1,800	429,426
Regeneron Pharmaceuticals Inc.**	2,708	976,288
		5,934,491

Health Care Equipment & Supplies		6.49%
Align Technology Inc.**	28,316	1,463,371
Edwards Lifesciences Corp.**	18,617	1,901,727
Sirona Dental Systems Inc.**	15,715	1,205,026
Varian Medical Systems Inc.**	23,286	1,865,674
		6,435,798

Health Care Providers & Services		3.14%
Envision Healthcare Holdings Inc.**	42,203	1,463,600
Team Health Holdings, Inc.**	28,514	1,653,527
		3,117,127

Pharmaceuticals		2.17%
Pacira Pharmaceuticals Inc.**	5,979	579,485
Perrigo Co. PLC (Ireland)	10,490	1,575,493
		2,154,978

Total Health Care
(Cost $15,269,421)		17,642,394

Industrials		10.50%
Airlines		2.10%
United Continental Holdings Inc.**	44,661	2,089,688

Building Products		0.97%
Lennox International Inc.	12,496	960,568

Electrical Equipment		1.80%
Sensata Technologies Holding N.V. (Netherlands)**	20,421	909,347
SolarCity Corp.**	14,657	873,557
		1,782,904

Machinery		2.73%
Proto Labs Inc.**	9,438	651,222
Terex Corp.	33,103	1,051,682
WABCO Holdings Inc.**	11,020	1,002,269
		2,705,173

Professional Services		1.32%
IHS Inc.**	10,477	$1,311,616

Road & Rail		1.58%
Old Dominion Freight Line Inc.**	22,189	1,567,431

Total Industrials
(Cost $9,291,842)		10,417,380

Information Technology		23.37%
Communications Equipment		1.81%
Arista Networks Inc.**	6,919	611,155
Palo Alto Networks Inc.**	12,026	1,179,751
		1,790,906

Electric Equipment & Instruments		2.84%
Amphenol Corp. - Class A	15,073	1,505,190
IPG Photonics Corp.**	19,093	1,313,216
		2,818,406

Internet Software & Services		7.44%
Akamai Technologies Inc.**	22,485	1,344,603
LinkedIn Corp. - Class A**	8,550	1,776,604
Pandora Media Inc.**	55,337	1,336,942
Twitter Inc.**	40,671	2,097,810
Zillow Inc. - Class A**	7,050	817,730
		7,373,689

IT Services		2.12%
Fiserv Inc.**	21,793	1,408,591
Jack Henry & Associates Inc.	12,462	693,635
		2,102,226

Semiconductors & Semiconductor Equipment		2.58%
Applied Materials Inc.	73,918	1,597,368
NXP Semiconductor N.V. (Netherlands)**	14,107	965,342
		2,562,710

Software		6.58%
FireEye Inc.**	36,965	1,129,650
Mobileye NV (Israel)**	11,218	601,173
ServiceNow Inc.**	23,368	1,373,571
Splunk Inc.**	20,869	1,155,308
Tableau Software Inc. - Class A**	17,592	1,278,059
Workday Inc. - Class A**	11,959	986,617
		6,524,378

Total Information Technology
(Cost $19,727,410)		23,172,315

Materials		6.05%
Chemicals		3.77%
Eastman Chemical Co.	17,338	1,402,471
FMC Corp.	24,376	1,394,063
Methanex Corp.	14,150	945,220
		3,741,754

Construction Materials		1.34%
Eagle Materials Inc.	13,046	1,328,474

Metal & Mining		0.94%
US Silica Holdings Inc.	14,844	927,899

Total Materials
(Cost $4,951,005)		5,998,127

Total Common Stocks
(Cost $84,208,697)		97,273,123

MONEY MARKET MUTUAL FUNDS		0.92%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	910,701	910,701

Total Money Market Mutual Funds
(Cost $910,701)		910,701

Total Investments
(Cost $85,119,398)	99.00%	98,183,824

Other Assets in Excess of Liabilities	1.00%	990,506

Net Assets	100.00%	$99,174,330

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.20%
Consumer Discretionary		22.61%
Auto Components		2.18%
BorgWarner Inc.	39,457	$2,075,833

Automobiles		2.38%
Tesla Motors Inc.**	9,350	2,269,058

Hotels Restaurants & Leisure		5.16%
Melco PBL Entertainment Ltd. - ADR (China-Hong Kong)	58,374	1,534,653
Wynn Resorts Ltd.	18,102	3,386,522
		4,921,175

Household Durables		1.98%
DR Horton Inc.	92,147	1,890,856

Internet & Catalog Retail		2.53%
Netflix Inc.**	5,350	2,413,813

Textiles Apparel & Luxury Goods		8.38%
Deckers Outdoor Corp.**	29,678	2,884,108
Lululemon Athletica Inc. (Canada)**	68,172	2,863,906
Under Armour Inc. - Class A**	32,336	2,234,417
		7,982,431

Total Consumer Discretionary
(Cost $20,071,945)		21,553,166

Consumer Staples		6.56%
Food Products		6.56%
Keurig Green Mountain Inc.	20,910	2,721,018
Mead Johnson Nutrition Co.	36,738	3,534,931
		6,255,949

Total Consumer Staples
(Cost $4,887,988)		6,255,949

Energy		7.75%
Oil, Gas & Consumable Fuels		7.75%
Antero Resources Corp.**	43,340	2,378,933
Athlon Energy Inc.**	41,800	2,434,014
Pioneer Natural Resources Co.	13,060	2,572,428
		7,385,375

Total Energy
(Cost $5,853,096)		7,385,375

Financials		4.00%
Capital Markets		4.00%
Affiliated Managers Group Inc.**	19,057	3,818,261

Total Financials
(Cost $2,481,949)		3,818,261

Health Care		19.37%
Biotechnology		4.36%
Medivation Inc.**	22,200	2,194,914
Regeneron Pharmaceuticals Inc.**	5,439	1,960,868
		4,155,782

Health Care Equipment & Supplies		8.50%
Align Technology Inc.**	38,358	1,982,342
Edwards Lifesciences Corp.**	35,695	3,646,244
Varian Medical Systems Inc.**	30,912	2,476,669
		8,105,255

Health Care Providers & Services		3.49%
Team Health Holdings Inc.**	57,383	3,327,640

Pharmaceuticals		3.02%
Perrigo Co. PLC (Ireland)	19,147	$2,875,688

Total Health Care
(Cost $16,121,677)		18,464,365

Industrials		10.85%
Airlines		4.03%
United Continental Holdings Inc.**	81,970	3,835,376

Machinery		1.85%
Terex Corp.	55,477	1,762,504

Professional Services		2.25%
IHS Inc. - Class A**	17,157	2,147,885

Road & Rail		2.72%
Old Dominion Freight Line Inc.**	36,734	2,594,890

Total Industrials
(Cost $10,255,067)		10,340,655

Information Technology		24.50%
Electronic Equipment & Instruments		6.07%
Amphenol Corp. - Class A	33,817	3,376,966
IPG Photonics Corp.**	35,048	2,410,601
		5,787,567

Internet Software & Services		10.16%
LinkedIn Corp. - Class A**	18,545	3,853,465
Pandora Media Inc.**	116,480	2,814,157
Twitter Inc.**	58,467	3,015,728
		9,683,350

Semiconductors & Semiconductor Equipment		3.06%
Applied Materials Inc.	134,788	2,912,769

Software		5.21%
FireEye Inc.**	84,991	2,597,325
ServiceNow Inc.**	40,350	2,371,773
		4,969,098

Total Information Technology
(Cost $21,914,563)		23,352,784

Materials		2.56%
Chemicals		2.56%
FMC Corp.	42,612	2,436,980

Total Materials
(Cost $3,127,896)		2,436,980

Total Common Stocks
(Cost $84,714,181)		93,607,535

MONEY MARKET MUTUAL FUNDS		0.78%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	739,763	739,763

Total Money Market Mutual Funds
(Cost $739,763)		739,763

Total Investments
(Cost $85,453,944)	98.98%	94,347,298

Other Assets in Excess of Liabilities	1.02%	974,906

Net Assets	100.00%	$95,322,204

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.73%
Consumer Discretionary		19.29%
Diversified Consumer Services		1.98%
Grand Canyon Education Inc.**	3,397	$138,496

Hotels Restaurants & Leisure		2.94%
Del Frisco's Restaurant Group Inc.**	4,074	77,976
Vail Resorts Inc.	1,467	127,277
		205,253

Household Durables		2.19%
iRobot Corp.**	2,671	81,332
The Ryland Group Inc.	2,161	71,832
		153,164

Internet & Catalog Retail		1.17%
Zulily Inc. - Class A**	2,155	81,653

Media		4.37%
Imax Corp. (Canada)**	5,665	155,561
Lions Gate Entertainment Corp.	3,262	107,548
Rentrak Corp.**	693	42,231
		305,340

Specialty Retail		1.35%
Five Below Inc.**	1,032	40,878
Restoration Hardware Holdings Inc.**	677	53,855
		94,733

Textiles Apparel & Luxury Goods		5.29%
Deckers Outdoor Corp.**	1,092	106,121
Kate Spade & Co.**	1,419	37,220
Tumi Holdings Inc.**	3,746	76,231
Vera Bradley Inc.**	2,548	52,693
Vince Holding Corp.**	3,236	97,921
		370,186

Total Consumer Discretionary
(Cost $1,385,795)		1,348,825

Consumer Staples		2.22%
Food & Staples Retailing		2.22%
Natural Grocers by Vitamin Cottage Inc.**	3,338	54,343
PriceSmart Inc.	1,177	100,798
		155,141

Total Consumer Staples
(Cost $205,317)		155,141

Energy		7.65%
Oil, Gas & Consumable Fuels		7.65%
Athlon Energy Inc.**	2,213	128,863
Diamondback Energy Inc.**	752	56,235
Goodrich Petroleum Corp.**	2,929	43,408
PDC Energy Inc.**	1,811	91,075
Rice Energy, Inc.**	2,725	72,485
Synergy Resources Corp.**	5,444	66,362
Western Refining Inc.	1,822	76,506
		534,934

Total Energy
(Cost $530,871)		534,934

Financials		6.22%
Capital Markets		1.70%
Evercore Partners Inc. - Class A	2,526	118,722

Commercial Banks		2.79%
Eagle Bancorp Inc.**	3,112	99,024
Western Alliance Bancorp**	4,031	96,341
		195,365

Diversified Financial Services		1.73%
MarketAxess Holdings Inc.	1,956	$120,998

Total Financials
(Cost $448,349)		435,085

Health Care		23.92%
Biotechnology		6.22%
Acceleron Pharma Inc.**	2,042	61,750
Alnylam Pharmaceuticals Inc.**	1,204	94,032
Clovis Oncology Inc.**	1,188	53,888
NPS Pharmaceuticals Inc.**	2,150	55,900
OvaScience Inc.**	2,370	39,342
Puma Biotechnology Inc.**	333	79,444
Synageva BioPharma Corp.**	731	50,278
		434,634

Health Care Equipment & Supplies		7.94%
ABIOMED Inc.**	3,918	97,284
Align Technology Inc.**	1,972	101,913
AtriCure Inc.**	6,014	88,526
Cardiovascular Systems Inc.**	3,214	75,947
Novadaq Technologies Inc. (Canada)**	4,187	53,133
OraSure Technologies Inc.**	11,271	81,376
Veracyte Inc.**	5,821	56,755
		554,934

Health Care Providers & Services		3.28%
IPC The Hospitalist Co. Inc**	1,392	62,348
Team Health Holdings Inc.**	2,886	167,359
		229,707

Health Care Technology		0.63%
Veeva Systems Inc. - Class A**	1,564	44,058

Pharmaceuticals		5.85%
Akorn Inc.**	1,188	43,089
Alcobra Ltd. (Israel)**	2,483	38,337
AVANIR Pharmaceuticals Inc. - Class A**	5,917	70,531
BioDelivery Sciences International Inc.**	4,203	71,829
Pacira Pharmaceuticals Inc./DE**	871	84,417
Tetraphase Pharmaceuticals Inc.**	5,047	100,688
		408,891

Total Health Care
(Cost $1,683,052)		1,672,224

Industrials		8.47%
Air Freight & Logistics		1.00%
HUB Group Inc. - Class A**	1,720	69,712

Airlines		0.50%
JetBlue Airways Corp.**	3,295	34,993

Building Products		2.52%
Lennox International Inc.	731	56,192
NCI Building Systems Inc.**	6,181	119,911
		176,103

Machinery		1.66%
Commercial Vehicle Group Inc.**	8,992	55,571
Proto Labs Inc.**	881	60,789
		116,360

Road & Rail		2.79%
Heartland Express Inc.	3,660	87,693
Saia Inc.**	2,171	107,595
		195,288

Total Industrials
(Cost $607,159)		592,456

Information Technology		25.77%
Communications Equipment		2.06%
Applied Optoelectronics Inc.**	2,263	$36,434
Arista Networks Inc.**	521	46,020
Infinera Corp.**	5,743	61,278
		143,732

Electronic Equipment & Instruments		1.73%
IPG Photonics Corp.**	1,763	121,259

Internet Software & Services		6.06%
Pandora Media Inc.**	4,434	107,125
Shutterstock Inc.**	1,489	106,285
WebMD Health Corp.**	1,113	46,535
Yelp Inc.**	1,440	98,280
Zillow Inc. - Class A**	563	65,302
		423,527

IT Services		2.78%
Jack Henry & Associates Inc.	1,709	95,123
Virtusa Corp.**	2,795	99,390
		194,513

Semiconductors & Semi Equipment		6.09%
Cavium Inc.**	1,048	52,117
Inphi Corp.**	5,047	72,576
Monolithic Power Systems Inc.	2,967	130,697
Nanometrics Inc.**	3,343	50,479
Rambus Inc.**	5,117	63,860
SunEdison Inc.**	2,983	56,319
		426,048

Software		7.05%
FireEye Inc.**	2,918	89,174
Guidewire Software Inc.**	1,505	66,732
Proofpoint Inc.**	1,333	49,507
Tableau Software Inc. - Class A**	1,246	90,522
Take-Two Interactive Software Inc.**	2,811	64,850
The Ultimate Software Group Inc.**	720	101,887
Varonis Systems Inc.**	1,430	30,173
		492,845

Total Information Technology
(Cost $1,862,078)		1,801,924

Materials		4.19%
Chemicals		2.95%
Flotek Industries Inc.**	3,042	79,305
PolyOne Corp.	3,569	126,985
		206,290

Metal & Mining		1.24%
US Silica Holdings Inc.	1,392	87,014

Total Materials
(Cost $286,619)		293,304

Total Common Stocks
(Cost $7,009,240)		6,833,893

MONEY MARKET MUTUAL FUNDS		1.78%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	124,153	124,153

Total Money Market Mutual Funds
(Cost $124,153)		124,153

Total Investments
(Cost $7,133,393)	99.51%	6,958,046

Other Assets in Excess of Liabilities	0.49%	34,374

Net Assets	100.00%	$6,992,420

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP DIVIDEND FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.15%
Consumer Discretionary		16.04%
Hotels Restaurants & Leisure		6.62%
McDonald's Corp.	18,860	$1,788,116
Sodexo (France)	18,092	1,770,513
		3,558,629

Leisure Equipment & Products		2.90%
Mattel Inc.	50,810	1,557,327

Textiles Apparel & Luxury Goods		6.52%
Coach Inc.	48,960	1,743,466
LVMH Moet Hennessy Louis Vuitton SA ADR (France)	54,270	1,757,805
		3,501,271

Total Consumer Discretionary
(Cost $9,276,442)		8,617,227

Consumer Staples		19.96%
Food & Staples Retailing		3.33%
Wal-Mart Stores Inc.	23,390	1,788,633

Food Products		6.67%
General Mills Inc.	35,580	1,795,011
Nestle SA ADR (Switzerland)	24,320	1,790,682
		3,585,693

Household Products		6.70%
Kimberly-Clark Corp.	16,700	1,796,419
Reckitt Benckiser Group PLC ADR (United Kingdom)	103,640	1,802,300
		3,598,719

Tobacco		3.26%
British American Tobacco PLC ADR (United Kingdom)	15,480	1,750,478

Total Consumer Staples
(Cost $9,588,664)		10,723,523

Energy		9.64%
Oil Gas & Consumable Fuels		9.64%
Occidental Petroleum Corp.	18,390	1,768,198
Royal Dutch Shell PLC ADR (Netherlands)	21,220	1,678,926
Total SA ADR (France)	26,870	1,731,772
		5,178,896

Total Energy
(Cost $3,724,478)		5,178,896

Financials		3.09%
Commercial Banks		3.09%
US Bancorp	39,740	1,662,324

Total Financials
(Cost $1,498,516)		1,662,324

Health Care		19.70%
Health Care Equipment & Supplies		3.34%
Baxter International Inc.	24,980	1,792,815

Pharmaceuticals		16.36%
AbbVie Inc.	30,590	1,766,878
GlaxoSmithKline PLC ADR (United Kingdom)	37,180	1,709,165
Novartis AG ADR (Switzerland)	19,090	1,796,942
Pfizer Inc.	59,202	1,750,603
Roche Holding AG ADR (Switzerland)	47,860	1,770,341
		8,793,929

Total Health Care
(Cost $8,295,773)		10,586,744

Industrials		9.97%
Aerospace & Defense		9.97%
Cobham PLC (United Kingdom)	371,800	$1,754,575
General Dynamics Corp.	14,220	1,807,220
Raytheon Co.	17,690	1,797,658
		5,359,453

Total Industrials
(Cost $3,479,709)		5,359,453

Information Technology		10.09%
Computers & Peripherals		3.35%
Apple Inc.	17,870	1,800,403

IT Services		3.42%
Accenture PLC - Class A (Ireland)	22,590	1,837,019

Software		3.32%
Microsoft Corp.	38,520	1,785,787

Total Information Technology
(Cost $3,940,729)		5,423,209

Materials		3.17%
Chemicals		3.17%
Koninklijke DSM NV (Netherlands)	27,600	1,703,103

Total Materials
(Cost $1,920,047)		1,703,103

Utilities		6.49%
Electric Utilities		3.22%
Edison International	30,900	1,727,928

Multi-Utilities		3.27%
Canadian Utilities Ltd. - Class A (Canada)	50,360	1,759,081

Total Utilities
(Cost $3,599,078)		3,487,009

Total Common Stocks
(Cost $45,323,436)		52,741,488

MONEY MARKET MUTUAL FUNDS		1.50%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	806,263	806,263

Total Money Market Mutual Funds
(Cost $806,263)		806,263

Total Investments
(Cost $46,129,699)	99.65%	53,547,751

Other Assets in Excess of Liabilities	0.35%	185,670

Net Assets	100.00%	$53,733,421

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Dividend Fund
Country Breakdown as of September 30, 2014 (Unaudited)
Country	Market Value	%
United States	$28,935,049	53.86%
United Kingdom	7,016,518	13.06%
Switzerland	5,357,965	9.96%
France	5,260,090	9.78%
Netherlands	3,382,029	6.30%
Ireland	1,837,019	3.42%
Canada	1,759,081	3.27%
Total Investments	53,547,751	99.65%
Other Assets in Excess of Liabilities	185,670	0.35%
Net Assets	$53,733,421	100.00%

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.51%
Basic Materials		9.01%
Chemicals		2.72%
Compass Minerals International Inc.	8,900	$750,092
Eastman Chemical Co.	9,400	760,366
		1,510,458

Forestry & Paper		6.29%
Avery Dennison Corp.	30,200	1,348,430
International Paper Co.	23,700	1,131,438
Rock-Tenn Co. - Class A	21,200	1,008,696
		3,488,564

Total Basic Materials
(Cost $4,405,862)		4,999,022

Capital Goods		4.51%
Engineering & Construction		1.34%
EMCOR Group Inc.	18,600	743,256

Industrial Products		0.90%
Parker Hannifin Corp.	4,400	502,260

Transportation Equipment & Parts		2.27%
Oshkosh Corp.	28,500	1,258,275

Total Capital Goods
(Cost $2,924,041)		2,503,791

Commercial Services		2.21%
Business Products & Services		2.21%
Xerox Corp.	92,481	1,223,524

Total Commercial Services
(Cost $866,737)		1,223,524

Consumer Cyclical		10.14%
Consumer Durables		2.02%
Whirlpool Corp.	7,700	1,121,505

Department Stores		2.15%
Nordstrom Inc.	17,400	1,189,638

Motor Vehicle Parts		1.78%
Delphi Automotive PLC (United Kingdom)	16,100	987,574

Publishing & Media		4.19%
Cinemark Holdings Inc.	35,300	1,201,612
Scripps Networks Interactive Inc. - Class A	14,400	1,124,496
		2,326,108

Total Consumer Cyclical
(Cost $5,322,777)		5,624,825

Consumer Staples		5.20%
Beverages: Non-Alcoholic		1.26%
Dr Pepper Snapple Group Inc.	10,900	700,979

Food & Agricultural Products		3.94%
Ingredion Inc.	14,600	1,106,534
Tyson Foods Inc. - Class A	27,350	1,076,769
		2,183,303

Total Consumer Staples
(Cost $1,896,397)		2,884,282

Energy		5.74%
Exploration & Production		2.95%
Denbury Resources Inc.	33,500	503,505
SM Energy Co.	14,500	1,131,000
		1,634,505

Refining & Marketing		2.79%
HollyFrontier Corp.	12,300	$537,264
Western Refining Inc.	24,100	1,011,959
		1,549,223

Total Energy
(Cost $2,639,672)		3,183,728

Interest Rate Sensitive		21.82%
Life & Health Insurance		4.75%
Reinsurance Group of America Inc.	15,591	1,249,307
UNUM Group	40,250	1,383,795
		2,633,102

Other Banks		3.50%
BOK Financial Corp.	12,300	817,704
First Citizens BancShares Inc. - Class A	5,200	1,126,476
		1,944,180

Property Casualty Insurance		6.16%
Endurance Specialty Holdings Ltd. (Bermuda)	20,600	1,136,708
Validus Holdings Ltd. (Bermuda)	28,800	1,127,232
WR Berkley Corp.	24,100	1,151,980
		3,415,920

Regional Banks		5.38%
Fifth Third Bancorp	55,800	1,117,116
M&T Bank Corp.	6,800	838,372
Zions Bancorporation	35,500	1,031,630
		2,987,118

Securities & Asset Management		2.03%
The NASDAQ OMX Group Inc.	26,600	1,128,372

Total Interest Rate Sensitive
(Cost $10,331,844)		12,108,692

Medical/Healthcare		9.87%
Healthcare Services		8.94%
AmerisourceBergen Corp.	16,750	1,294,775
Cardinal Health Inc.	12,300	921,516
Omnicare Inc.	20,550	1,279,443
Universal Health Services Inc. - Class B	14,000	1,463,000
		4,958,734

Medical Products & Supplies		0.93%
West Pharmaceutical Services Inc.	11,600	519,216

Total Medical/Healthcare
(Cost $3,392,122)		5,477,950

Real Estate Investment Trusts (REITs)		8.52%
Diversified & Specialty		2.07%
Weyerhaeuser Co.	36,000	1,146,960

Healthcare		1.53%
Senior Housing Properties Trust	40,600	849,352

Multi-Family		1.77%
American Campus Communities Inc.	27,000	984,150

Office		1.54%
Alexandria Real Estate Equities Inc.	11,600	855,500

Retail		1.61%
Taubman Centers Inc.	12,200	890,600

Total Real Estate Investment Trusts (REITs)
(Cost $4,551,756)		4,726,562

Technology		7.82%
Computer Software		1.89%
CA Inc.	37,500	$1,047,750

Networking		3.73%
NetApp Inc.	28,700	1,232,952
Plantronics Inc.	17,500	836,150
		2,069,102

Semiconductors		2.20%
Avago Technologies Ltd. (Singapore)	14,050	1,222,350

Total Technology
(Cost $3,178,815)		4,339,202

Transportation		2.05%
Trucking, Shipping, Air Freight		2.05%
Con-way Inc.	24,000	1,140,000

Total Transportation
(Cost $1,001,424)		1,140,000

Utilities		9.62%
Independent Power		1.05%
FirstEnergy Corp.	17,300	580,761

Integrated Gas & Electric		1.97%
Xcel Energy Inc.	36,000	1,094,400

Regulated Electric		4.17%
Edison International	20,200	1,129,584
Westar Energy Inc.	34,650	1,182,258
		2,311,842

Water Utilities		2.43%
American Water Works Co. Inc.	27,950	1,348,028

Total Utilities
(Cost $4,381,568)		5,335,031

Total Common Stocks
(Cost $44,893,015)		53,546,609

MONEY MARKET MUTUAL FUNDS		4.47%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,478,380	2,478,380

Total Money Market Mutual Funds
(Cost $2,478,380)		2,478,380

Total Investments
(Cost $47,371,395)	100.98%	56,024,989

Liabilities in Excess of Other Assets	(0.98%)	(542,271)

Net Assets	100.00%	$55,482,718

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.84%
Basic Materials		4.91%
Chemicals		3.64%
Compass Minerals International Inc.	84,275	$7,102,697
Innophos Holdings Inc.	84,549	4,657,804
		11,760,501

Forestry & Paper		1.27%
Greif, Inc. - Class A	93,400	4,091,854

Total Basic Materials
(Cost $14,223,791)		15,852,355

Capital Goods		8.10%
Aerospace/Defense Suppliers		4.18%
Cubic Corp.	159,688	7,473,398
Curtiss-Wright Corp.	91,151	6,008,674
		13,482,072

Electrical Equipment		2.72%
Actuant Corp. - Class A	125,960	3,844,299
Watts Water Technologies Inc. - Class A	84,690	4,933,193
		8,777,492

Industrial Products		1.20%
Hyster-Yale Materials Handling Inc.	54,300	3,888,966

Total Capital Goods
(Cost $24,033,473)		26,148,530

Commercial Services		5.20%
Business Products & Services		5.20%
ABM Industries Inc.	117,200	3,010,868
The Brink's Co.	152,060	3,655,522
G&K Services Inc. - Class A	86,860	4,810,307
MAXIMUS Inc.	132,450	5,315,219
		16,791,916

Total Commercial Services
(Cost $14,707,042)		16,791,916

Consumer Cyclical		9.91%
Clothing & Accessories		6.63%
Brown Shoe Co. Inc.	271,860	7,375,562
The Cato Corp. - Class A	106,240	3,661,030
The Finish Line Inc. - Class A	210,880	5,278,326
Stage Stores Inc.	297,680	5,093,305
		21,408,223

Motor Vehicle Parts		1.05%
Standard Motor Products Inc.	97,690	3,363,467

Publishing & Media		0.95%
AMC Entertainment Holdings Inc. - Class A	133,600	3,071,464

Recreation & Leisure		1.28%
Thor Industries Inc.	80,310	4,135,965

Total Consumer Cyclical
(Cost $25,204,201)		31,979,119

Consumer Staples		7.15%
Food & Agricultural Products		3.02%
Dean Foods Co.	736,400	9,757,300

Grocery & Convenience		1.35%
Casey's General Stores Inc.	60,880	4,365,096

Tobacco		2.78%
Schweitzer-Mauduit International Inc.	217,150	$8,970,467

Total Consumer Staples
(Cost $22,182,994)		23,092,863

Energy		6.13%
Exploration & Production		1.41%
Comstock Resources Inc.	244,020	4,543,653

Oil Services		2.12%
Bristow Group Inc.	102,080	6,859,776

Refining & Marketing		2.60%
Western Refining Inc.	199,760	8,387,922

Total Energy
(Cost $16,476,750)		19,791,351

Interest Rate Sensitive		28.60%
Life & Health Insurance		2.28%
Primerica Inc.	84,310	4,065,428
StanCorp Financial Group Inc.	52,240	3,300,523
		7,365,951

Other Banks		10.98%
Bank of the Ozarks Inc.	101,980	3,214,410
Community Bank System Inc.	114,950	3,861,171
Hancock Holding Co.	188,940	6,055,527
Susquehanna Bancshares Inc.	479,900	4,799,000
United Community Banks Inc./GA	204,783	3,370,728
Valley National Bancorp	487,800	4,726,782
Westamerica Bancorp	101,660	4,729,223
Wintrust Financial Corp.	105,402	4,708,307
		35,465,148

Property Casualty Insurance		4.85%
Argo Group International Holdings Ltd. (Bermuda)	98,100	4,935,411
Endurance Specialty Holdings Ltd. (Bermuda)	101,900	5,622,842
The Hanover Insurance Group Inc.	82,900	5,091,718
		15,649,971

Securities & Asset Management		5.26%
FXCM Inc. - Class A	427,820	6,780,947
Greenhill & Co. Inc	219,300	10,195,257
		16,976,204

Specialty Finance		1.51%
Cash America International Inc.	111,037	4,863,421

Thrifts		3.72%
Iberia Bank Corp.	99,930	6,246,624
Webster Financial Corp.	197,690	5,760,687
		12,007,311

Total Interest Rate Sensitive
(Cost $80,726,308)		92,328,006

Medical/Healthcare		2.98%
Medical Products & Supplies		2.67%
West Pharmaceutical Services Inc.	192,382	8,611,018

Pharmaceuticals		0.31%
Phibro Animal Health Corp. - Class A	45,300	1,015,173

Total Medical/Healthcare
(Cost $5,370,192)		9,626,191

Real Estate Investment Trusts (REITs)		7.27%
Diversified & Specialty Reits		2.87%
DuPont Fabros Technology Inc.	192,980	$5,218,179
The Geo Group Inc.	106,400	4,066,608
		9,284,787

Multi-Family		2.99%
Education Realty Trust Inc.	503,900	5,180,092
Post Properties Inc.	86,879	4,460,368
		9,640,460

Retail		1.41%
CBL & Associates Properties Inc.	254,700	4,559,130

Total Real Estate Investment Trusts (REITs)
(Cost $22,503,748)		23,484,377

Technology		9.22%
Computer Software		2.77%
NICE Systems Ltd. ADR (Israel)	219,320	8,946,063

Networking		4.68%
j2 Global Inc.	160,649	7,929,635
Plantronics Inc.	149,953	7,164,754
		15,094,389

Semiconductors		1.77%
Intersil Corp. - Class A	402,593	5,720,846

Total Technology
(Cost $24,717,884)		29,761,298

Transportation		2.33%
Trucking, Shipping, Air Freight		2.33%
Con-way Inc.	158,400	7,524,000

Total Transportation
(Cost $7,018,182)		7,524,000

Utilities		5.04%
Gas Utilities		1.62%
WGL Holdings Inc.	123,800	5,214,456

Regulated Electric		3.42%
El Paso Electric Co.	115,140	4,208,367
Portland General Electric Co.	212,870	6,837,384
		11,045,751

Total Utilities
(Cost $13,934,245)		16,260,207

Total Common Stocks
(Cost $271,098,810)		312,640,213

MONEY MARKET MUTUAL FUNDS		4.79%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	15,475,449	15,475,449

Total Money Market Mutual Funds
(Cost $15,475,449)		15,475,449

Total Investments
(Cost $286,574,259)	101.63%	328,115,662

Liabilities in Excess of Other Assets	(1.63%)	(5,253,322)

Net Assets	100.00%	$322,862,340

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.50%
Basic Materials		5.42%
Forestry & Paper		1.34%
Neenah Paper Inc.	3,861	$206,486
Xerium Technologies Inc.**	16,172	236,273
		442,759

Non-Ferrous Metals		1.20%
Horsehead Holding Corp.**	11,640	192,409
Insteel Industries Inc.	9,871	202,948
		395,357

Other Materials (Rubber & Plastic)		0.90%
Myers Industries Inc.	5,384	94,974
US Concrete Inc.**	7,668	200,441
		295,415

Precious Metals		0.35%
Fortuna Silver Mines, Inc. (Canada)**	28,641	116,283

Specialty Chemicals		0.61%
Aceto Corp.	10,409	201,102

Steel		1.02%
Great Northern Iron Ore Properties	4,639	98,347
Handy & Harman Ltd.**	8,983	235,893
		334,240

Total Basic Materials
(Cost $1,501,311)		1,785,156

Capital Goods		3.65%
Aerospace/Defense Suppliers		0.95%
Aerovironment Inc.**	4,621	138,953
Sparton Corp.**	7,043	173,610
		312,563

Engineering & Construction		0.82%
Argan Inc.	8,094	270,178

Farm Equipment		0.45%
Alamo Group Inc.	3,616	148,256

Industrial Products		1.43%
Lydall Inc.**	7,249	195,796
NN Inc.	4,358	116,446
Northwest Pipe Co.**	4,672	159,315
		471,557

Total Capital Goods
(Cost $932,614)		1,202,554

Commercial Services		5.87%
Business Products & Services		4.65%
Asta Funding Inc.**	26,409	216,818
Barrett Business Services Inc.	2,769	109,348
CBIZ Inc.**	32,203	253,438
CDI Corp.	11,640	169,013
Electro Rent Corp.	14,254	196,277
Intersections, Inc.	22,560	86,630
Omnicell Inc.**	4,261	116,453
RPX Corp.**	11,240	154,325
VSE Corp.	4,641	227,502
		1,529,804

IT Services		1.22%
ManTech International Corp. - Class A	9,659	260,310
Support.com, Inc.**	65,726	141,968
		402,278

Total Commercial Services
(Cost $2,025,962)		1,932,082

Consumer Cyclical		12.50%
Apparel & Footwear Manufacturing		0.64%
Unifi Inc.**	8,073	$209,091

Consumer Durables		1.34%
Skullcandy Inc.**	20,481	159,547
ZAGG Inc.**	50,716	282,995
		442,542

Hard Goods Retail		0.52%
Haverty Furniture Co. Inc.	7,896	172,054

Homebuilders & Suppliers		0.74%
M/I Homes Inc.**	4,283	84,889
PGT Inc.**	16,842	156,968
		241,857

Motor Vehicle Parts		1.14%
Stoneridge Inc.**	17,493	197,146
Tower International Inc.**	4,316	108,720
US Auto Parts Network Inc.**	24,967	70,407
		376,273

Publishing & Media		3.15%
Emmis Communications Corp. - Class A**	52,023	109,768
Entravision Communications Corp. - Class A	41,497	164,328
Gray Television Inc.**	17,235	135,812
Lee Enterprises Inc.**	61,333	207,306
LIN Media LLC - Class A**	5,966	132,445
The McClatchy Co. - Class A**	85,353	286,786
		1,036,445

Recreation & Leisure		1.94%
Carmike Cinemas Inc.**	3,538	109,607
Nautilus Inc.**	5,474	65,524
RCI Hopitality Holdings Inc.**	20,129	221,821
Smith & Wesson Holding Corp.**	11,404	107,654
Winnebago Industries Inc.**	6,187	134,691
		639,297

Restaurants		1.76%
Biglari Holdings Inc.**	314	106,685
Denny's Corp.**	20,331	142,927
Red Robin Gourmet Burgers Inc.**	2,576	146,574
Ruth's Hospitality Group Inc.	16,448	181,586
		577,772

Specialty Retail		1.27%
1-800-Flowers.com Inc. - Class A**	27,447	197,344
CSS Industries Inc.	5,150	124,888
Movado Group Inc.	2,891	95,576
		417,808

Total Consumer Cyclical
(Cost $4,148,679)		4,113,139

Consumer Staples		4.42%
Food & Agricultural Products		2.11%
Chiquita Brands International Inc.**	11,423	162,207
John B Sanfilippo & Son Inc.	7,363	238,267
Omega Protein Corp.**	13,300	166,250
SunOpta Inc. (Canada)**	10,701	129,161
		695,885

Grocery & Convenience		1.00%
Ingles Markets Inc. - Class A	4,388	103,952
The Pantry Inc.**	11,167	225,908
		329,860

Home Products		1.31%
Libbey Inc.**	10,816	284,028
Lifetime Brands Inc.	9,561	146,379
		430,407

Total Consumer Staples
(Cost $1,209,253)		1,456,152

Energy		5.29%
Coal		0.74%
Westmoreland Coal Co.**	6,482	$242,492

Exploration & Production		1.14%
Abraxas Petroleum Corp.**	16,870	89,074
Panhandle Oil and Gas Inc. - Class A	2,879	171,876
Warren Resources Inc.**	21,619	114,581
		375,531

Oil Services		2.26%
Bolt Technology Corp.	7,058	154,853
Natural Gas Services Group Inc.**	7,969	191,814
North American Energy Partners Inc. (Canada)	32,682	210,472
PHI Inc.**	4,570	188,055
		745,194

Refining & Marketing		1.15%
Renewable Energy Group Inc.**	11,621	117,953
REX American Resources Corp.**	3,556	259,161
		377,114

Total Energy
(Cost $1,354,408)		1,740,331

Interest Rate Sensitive		20.73%
Life & Health Insurance		0.73%
National Western Life Insurance Co. - Class A	974	240,588

Other Banks		9.54%
American National Bankshares Inc.	8,376	190,554
BankFinancial Corp.	26,862	278,828
Banner Corp.	6,164	237,129
Central Pacific Financial Corp.	14,522	260,379
Enterprise Financial Services Corp.	11,523	192,665
First Bancorp	14,888	238,506
First Community Bancshares Inc.	9,300	132,897
First Financial Corp.	8,998	278,488
First Merchants Corp.	12,100	244,541
Hanmi Financial Corp.	11,899	239,884
Macatawa Bank Corp.	46,173	221,630
Peoples Bancorp Inc.	5,707	135,541
Southside Bancshares Inc.	1	33
Southwest Bancorp Inc.	16,442	269,649
United Community Banks Inc.	13,326	219,346
		3,140,070

Property Casualty Insurance		2.07%
Baldwin & Lyons Inc. - Class B	7,387	182,459
EMC Insurance Group Inc. - Class A	3,938	113,729
HCI Group Inc.	3,357	120,818
United Fire Group Inc.	3,818	106,026
Universal Insurance Holdings Inc.	12,385	160,138
		683,170

Regional Banks		0.99%
Sterling Bancorp	14,671	187,642
SY Bancorp Inc.	4,567	137,467
		325,109

Securities & Asset Management		1.18%
Capital Southwest Corp.	3,963	141,757
Oppenheimer Holdings Inc. - Class A	7,233	146,468
Pzena Investment Management Inc. - Class A	10,364	98,976
		387,201

Specialty Finance		2.21%
Federal Agricultural Mortgage Corp. - Class C	8,857	$284,664
Gladstone Capital Corp.	20,091	176,198
Gladstone Investment Corp.	37,685	267,940
		728,802

Thrifts		4.01%
Arbor Realty Trust Inc.	21,229	143,083
ESSA Bancorp Inc.	14,343	162,076
First Defiance Financial Corp.	8,796	237,580
Great Southern Bancorp Inc.	8,918	270,572
New York Mortgage Trust Inc.	30,773	222,489
United Community Financial Corp./OH	33,848	158,409
Westfield Financial Inc.	17,598	124,242
		1,318,451

Total Interest Rate Sensitive
(Cost $6,701,833)		6,823,391

Medical/Healthcare		18.98%
Healthcare Services		3.71%
Addus HomeCare Corp.**	6,591	129,184
Albany Molecular Research Inc.**	13,756	303,595
Capital Senior Living Corp.**	6,311	133,982
LHC Group Inc.**	9,934	230,469
RadNet Inc.**	23,978	158,734
Triple-S Management Corp. - Class B (Puerto Rico)**	13,233	263,337
		1,219,301

Medical Products & Supplies		3.35%
Anika Therapeutics Inc.**	5,848	214,388
Atrion Corp.	879	268,104
Icad Inc.**	13,311	131,113
Kewaunee Scientific Corp.	10,190	182,095
Trinity Biotech PLC ADR (Ireland)	5,306	96,940
Zeltiq Aesthetics Inc.**	9,317	210,844
		1,103,484

Medical Technology		2.98%
Affymetrix Inc.**	29,719	237,158
BioDelivery Sciences International Inc.**	5,149	87,996
Heska Corp.**	14,555	191,980
Merge Healthcare Inc.**	119,018	261,840
Natus Medical Inc.**	6,815	201,111
		980,085

Pharmaceuticals		8.94%
Agenus Inc.**	53,757	167,184
Anacor Pharmaceuticals Inc.**	11,185	273,697
BioCryst Pharmaceuticals Inc.**	9,822	96,059
BioSpecifics Technologies Corp.**	8,900	314,170
Cambrex Corp.**	11,869	221,713
Coronado Biosciences Inc.**	63,943	134,280
CTI BioPharma Corp.**	64,054	155,011
Emergent Biosolutions Inc.**	10,432	222,306
Immunomedics Inc.**	52,396	194,913
Omeros Corp.**	11,904	151,419
Orexigen Therapeutics Inc.**	31,223	133,010
Pozen Inc.**	16,314	119,745
Repligen Corp.**	12,560	250,069
SciClone Pharmaceuticals Inc.**	41,299	284,550
Spectrum Pharmaceuticals Inc.**	27,662	225,169
		2,943,295

Total Medical/Healthcare
(Cost $5,813,636)		6,246,165

Real Estate Investment Trusts (REITs)		1.08%
Diversified & Specialty Reits		0.23%
Winthrop Realty Trust	5,143	77,505

Retail		0.85%
Agree Realty Corp.	10,169	$278,427

Total Real Estate Investment Trusts (REITs)
(Cost $351,640)		355,932

Technology		18.72%
Cable/Satellite/Telecomm Services		4.98%
Alaska Communications Systems Group Inc.**	165,328	259,565
Consolidated Communications Holdings Inc.	5,561	139,303
Enventis Corp.	12,352	224,559
FairPoint Communications Inc.**	16,713	253,536
Hawaiian Telcom Holdco Inc.**	10,553	271,107
IDT Corp. - Class B	9,162	147,142
Inteliquent	17,282	215,161
Spok Holdings, Inc.	9,825	127,823
		1,638,196

Computer Software		5.60%
Dice Holdings Inc.**	31,272	262,059
EnerNOC Inc.**	5,306	89,990
Evolving Systems, Inc.	8,751	80,159
IntraLinks Holdings Inc.**	22,043	178,548
Lionbridge Technologies Inc.**	25,450	114,525
Mind CTI Ltd. (Israel)	28,777	89,773
Net 1 UEPS Technologies Inc. (South Africa)**	19,755	238,048
PDF Solutions Inc.**	10,165	128,181
TechTarget Inc.**	33,125	284,544
Telenav Inc.**	39,116	262,077
VASCO Data Security International Inc.**	6,216	116,736
		1,844,640

Electronic Equipment		3.88%
Bel Fuse Inc. - Class B	8,185	202,497
CalAmp Corp.**	6,607	116,415
Checkpoint Systems Inc.**	14,013	171,379
CTS Corp.	14,111	224,224
Measurement Specialties Inc.**	3,406	291,588
Methode Electronics Inc.	7,315	269,704
		1,275,807

Networking		2.64%
Emulex Corp.**	17,935	88,599
Ituran Location and Control Ltd. (Israel)	12,049	254,836
Preformed Line Products Co.	1,782	94,018
ShoreTel Inc.**	36,060	239,799
Tessco Technologies Inc.	6,643	192,581
		869,833

Semiconductor Cap Equipment		1.22%
Cascade Microtech Inc.**	16,731	169,485
Ultra Clean Holdings Inc.**	26,019	232,870
		402,355

Semiconductors		0.40%
Silicon Image Inc.**	25,914	130,607

Total Technology
(Cost $5,890,948)		6,161,438

Transportation		0.32%
Airlines		0.32%
Hawaiian Holdings Inc.**	7,731	103,982

Total Transportation
(Cost $46,374)		103,982

Utilities		0.52%
Gas Utilities		0.52%
Chesapeake Utilities Corp.	4,065	169,348

Total Utilities
(Cost $146,166)		169,348

Total Common Stocks
(Cost $30,122,824)		32,089,670

Total Investments
(Cost $30,122,824)	97.50%	32,089,670

Other Assets in Excess of Liabilities	2.50%	823,437

Net Assets	100.00%	$32,913,107

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.16%
Consumer Discretionary		38.70%
Diversified Consumer Services		3.10%
Slater & Gordon Ltd. (Australia)	2,297,422	$12,350,650

Hotels Restaurants & Leisure		7.18%
MTY Food Group Inc. (Canada)	421,662	12,398,169
REXLot Holdings Ltd. (Hong Kong)	159,147,267	16,191,728
		28,589,897

Household Durables		2.38%
Haier Electronics Group Co. Ltd. (Hong Kong)	3,618,051	9,482,133

Internet & Catalog Retail		2.74%
Webjet Ltd. (Australia)(1)	4,132,223	10,890,076

Media		7.72%
CTS Eventim AG (Germany)	148,245	4,188,601
ITE Group PLC (United Kingdom)	4,272,964	11,741,386
Pico Far East Holdings Ltd. (Hong Kong)	52,409,966	11,811,875
Rightmove PLC (United Kingdom)	85,871	2,995,775
		30,737,637

Multiline Retail		3.14%
Woolworths Holdings Ltd. (South Africa)	2,020,656	12,520,357

Specialty Retail		3.82%
Bonjour Holdings Ltd. (Hong Kong)	69,164,031	9,530,836
Teknosa Ic Ve Dis Ticaret AS (Turkey)	1,606,703	5,674,328
		15,205,164

Textiles Apparel & Luxury Goods		8.62%
Burberry Group PLC (United Kingdom)	415,052	10,166,873
Ports Design Ltd. (Hong Kong)	21,053,417	8,351,034
Xtep International Holdings Ltd. (Hong Kong)	34,841,971	15,794,734
		34,312,641

Total Consumer Discretionary
(Cost $158,666,982)		154,088,555

Consumer Staples		2.35%
Food & Staples Retailing		2.35%
Eurocash S.A. (Poland)	92,192	899,767
Tsuruha Holdings Inc. (Japan)	152,391	8,475,816
		9,375,583

Total Consumer Staples
(Cost $6,811,246)		9,375,583

Energy		1.90%
Energy Equipment & Services		1.90%
TGS Nopec Geophysical Co. ASA (Norway)	297,235	7,564,173

Total Energy
(Cost $7,872,552)		7,564,173

Financials		14.39%
Capital Markets		6.86%
Ashmore Group PLC (United Kingdom)	1,237,750	6,180,222
Azimut Holding S.p.A. (Italy)	448,806	11,354,356
CETIP SA - Mercados Organizados (Brazil)	787,169	$9,776,300
		27,310,878

Diversified Financial Services		1.90%
IG Group Holdings PLC (United Kingdom)	786,431	7,579,367

Insurance		3.04%
Admiral Group PLC (United Kingdom)	582,133	12,107,913

Thrifts & Mortgage Finance		2.59%
Home Capital Group Inc. (Canada)	229,003	10,303,550

Total Financials
(Cost $40,640,598)		57,301,708

Health Care		6.02%
Health Care Technology		2.67%
Advanced Computer Software Group PLC (United Kingdom)	5,678,526	10,632,565

Pharmaceuticals		3.35%
China Medical System Holdings Ltd. (China)	5,260,610	8,997,070
Sino Biopharmaceutical Ltd. (Hong Kong)	4,352,985	4,333,448
		13,330,518

Total Health Care
(Cost $16,212,591)		23,963,083

Industrials		23.78%
Commercial Services & Supplies		11.31%
Credit Corp. Group Ltd. (Australia)(1)	2,669,492	22,671,540
Mears Group PLC (United Kingdom)	1,716,276	12,103,105
Prestige International Inc. (Japan)	1,211,507	10,251,001
		45,025,646

Construction & Engineering		6.38%
Cardno Ltd. (Australia)	2,626,647	13,867,548
Decmil Group Ltd. (Australia)	7,394,645	11,524,391
		25,391,939

Machinery		3.22%
Andritz AG (Austria)	130,813	6,975,768
Rotork PLC (United Kingdom)	130,904	5,867,708
		12,843,476

Trading Companies & Distributors		2.87%
Diploma PLC (United Kingdom)	1,022,694	11,431,426

Total Industrials
(Cost $72,496,437)		94,692,487

Information Technology		12.02%
Electronic Equipment & Instruments		1.99%
PAX Global Technology Ltd. (Hong Kong)**	8,990,129	7,930,917

IT Services		4.69%
CANCOM SE (Germany)	288,210	11,186,507
KGInicis Co. Ltd. (South Korea)	506,596	7,465,120
		18,651,627

Software		5.34%
Magic Software Enterprises Ltd. (Israel)	1,732,768	12,008,082
Totvs S.A. (Brazil)	610,695	9,268,643
		21,276,725

Total Information Technology
(Cost $47,736,894)		47,859,269

Total Common Stocks
(Cost $350,437,300)		394,844,858

MONEY MARKET MUTUAL FUNDS		0.55%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,180,778	2,180,778

Total Money Market Mutual Funds
(Cost $2,180,778)		2,180,778

Total Investments
(Cost $352,618,078)	99.71%	397,025,636

Other Assets in Excess of Liabilities	0.29%	1,150,952

Net Assets	100.00%	$398,176,588

Westcore International Small-Cap Fund
Country Breakdown as of September 30, 2014 (Unaudited)
Country	Market Value	%
United Kingdom	$90,806,340	22.79%
Hong Kong	83,426,705	20.96%
Australia	71,304,205	17.91%
Canada	22,701,719	5.70%
Brazil	19,044,943	4.79%
Japan	18,726,817	4.71%
Germany	15,375,108	3.86%
South Africa	12,520,357	3.14%
Israel	12,008,082	3.01%
Italy	11,354,356	2.85%
China	8,997,070	2.26%
Norway	7,564,173	1.90%
South Korea	7,465,120	1.88%
Austria	6,975,768	1.75%
Turkey	5,674,328	1.43%
United States	2,180,778	0.55%
Poland	899,767	0.22%
Total Investments	397,025,636	99.71%
Other Assets in Excess of Liabilities	1,150,952	0.29%
Net Assets	$398,176,588	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

(1)	Affiliated Security
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	49,831,467	Sale	12/22/14	$44,806,213	$43,366,936	$1,439,277
BRL	49,200,333	Sale	12/22/14	20,439,671	19,649,013	790,658
CAD	25,770,331	Sale	12/22/14	23,495,711	22,963,923	531,788
GBP	1,574,296	Sale	12/22/14	2,566,374	2,550,286	16,088
HKD	693,319,812	Sale	12/22/14	89,486,485	89,276,277	210,208
KRW	6,839,046,000	Sale	12/22/14	6,567,733	6,457,552	110,181
PLN	3,110,558	Sale	12/22/14	958,991	935,812	23,179
TRY	15,376,148	Sale	12/22/14	6,812,890	6,610,869	202,021
ZAR	107,696,800	Sale	12/22/14	9,692,355	9,405,119	287,236
						$3,610,636

CHF	17,650,861	Purchase	12/22/14	$18,892,070	$18,505,366	$(386,704)
DKK	44,603,138	Purchase	12/22/14	7,765,576	7,572,180	(193,396)
EUR	46,592,918	Purchase	12/22/14	60,397,468	58,885,171	(1,512,297)
ILS	15,774,463	Purchase	12/22/14	4,336,789	4,287,324	(49,465)
JPY	11,041,620,966	Purchase	12/22/14	102,760,071	100,772,338	(1,987,733)
NOK	11,021,531	Purchase	12/22/14	1,714,342	1,710,344	(3,998)
NZD	5,727,256	Purchase	12/22/14	4,627,239	4,432,606	(194,633)
SEK	123,409,123	Purchase	12/22/14	17,281,770	17,098,196	(183,574)
SGD	14,374,126	Purchase	12/22/14	11,366,449	11,267,312	(99,137)
						$(4,610,937)

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
CONVERTIBLE PREFERRED STOCKS		1.99%
Utilities		1.99%
Utilities		1.99%
AES Trust III,
6.750%, 10/15/2029	26,100	$1,338,408

Total Utilities
(Cost $1,140,080)		1,338,408

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,338,408

NONCONVERTIBLE PREFERRED STOCKS		4.79%
Financials		4.79%
Financial Services		1.08%
ING Groep NV (Netherlands),
6.125%	29,000	727,320

Real Estate Investment Trusts (REITs)		3.71%
Hotels (REITs)		0.73%
Hersha Hospitality Trust,
Series B, 8.000%	18,600	489,180

Warehouse-Industrial (REITs)		2.98%
CenterPoint Properties Trust,
5.377%(1)(2)	3,015	2,005,352

Total Financials
(Cost $3,488,529)		3,221,852

Total Nonconvertible Preferred Stocks
(Cost $3,488,529)		3,221,852

	Principal Amount	Market Value
CORPORATE BONDS		91.15%
Financials		10.77%
Financial Services		3.15%
Emigrant Capital Trust II - 144A,
8/11/04, 2.549%, 4/14/2034(2)(3)	500,000	345,000
General Motors Financial Co. Inc,
4.250%, 5/15/2023	425,000	427,656
Provident Funding Associates LP / PFG Finance Corp. -144A,
5/20/14, 10.125%, 2/15/2019(3)	1,250,000	1,343,750
		2,116,406

Insurance		1.79%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,205,100

Savings & Loans		0.87%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	587,500

Real Estate Investment Trusts (REITs)		4.96%
Healthcare (REITs)		2.39%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	1,500,000	1,601,250

Timber (REITs)		2.57%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	$1,728,750

Total Financials
(Cost $7,883,383)		7,239,006

Industrials		78.77%
Aerospace & Defense		4.01%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,250,000	1,340,625
Huntington Ingalls Industries Inc.,
7.125%, 3/15/2021	1,250,000	1,353,125
		2,693,750

Airlines		1.56%
American Airlines 2013-2 Class A Pass Through Trust,
4.950%, 1/15/2023	943,968	1,012,406
Continental Airlines Inc.,
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	33,261	34,965
		1,047,371

Autos		4.57%
General Motors Co. - 144A,
6/12/14, 4.875%, 10/2/2023(3)	575,000	610,938
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,644,000	1,939,920
Tenneco Inc.,
7.750%, 8/15/2018	500,000	521,750
		3,072,608

Building Materials		3.70%
USG Corp. - 144A,
11/9/2010 - 10/25/2011, 8.375%, 10/15/2018(3)	1,500,000	1,564,875
Vulcan Materials Co.,
7.000%, 6/15/2018	825,000	919,875
		2,484,750

Cable & Media		2.63%
AMC Networks Inc.,
4.750%, 12/15/2022	600,000	595,500
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	1,160,000	1,171,600
		1,767,100

Commercial Services		1.28%
Iron Mountain Inc.,
8.375%, 8/15/2021	822,000	856,935

Consumer Products		5.32%
Constellation Brands Inc.,
6.000%, 5/1/2022	925,000	1,012,875
Jarden Corp.,
6.125%, 11/15/2022	1,250,000	1,300,000
The WhiteWave Foods Co.,
5.375%, 10/1/2022	1,250,000	1,265,625
		3,578,500

Consumer Services		0.79%
Service Corp. International,
6.750%, 4/1/2016	500,000	528,750

Energy-Non Utility		19.10%
Boardwalk Pipelines LP,
3.375%, 2/1/2023	750,000	699,380
Concho Resources, Inc.,
5.500%, 4/1/2023	1,325,000	1,384,625
Denbury Resources Inc.,
6.375%, 8/15/2021	1,500,000	1,560,000

Enterprise Products Operating LLC,
Series B, 7.034%, 1/15/2068(2)	750,000	$848,129
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.750%, 11/1/2020	1,425,000	1,510,500
4.500%, 7/15/2023	325,000	316,875
Range Resources Corp.:
5.750%, 6/1/2021	1,000,000	1,050,000
5.000%, 8/15/2022	1,000,000	1,025,000
Sabine Pass LNG LP,
7.500%, 11/30/2016	1,500,000	1,597,650
Tesoro Corp.,
5.375%, 10/1/2022	1,500,000	1,522,500
Whiting Petroleum Corp.,
5.750%, 3/15/2021	1,250,000	1,321,875
		12,836,534

Healthcare		1.96%
DaVita Inc.,
6.625%, 11/1/2020	1,250,000	1,314,844

Leasing		0.98%
Aviation Capital Group Corp. - 144A,
12/7/11, 6.750%, 4/6/2021(3)	575,000	656,937

Leisure		5.91%
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	875,000	888,125
7.500%, 10/15/2027	800,000	916,000
Speedway Motorsports Inc.,
6.750%, 2/1/2019	1,253,000	1,315,650
Vail Resorts Inc.,
6.500%, 5/1/2019	816,000	855,270
		3,975,045

Metals & Mining		4.08%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
10/18/2013 - 5/30/2014, 8.250%, 11/1/2019(3)	1,500,000	1,556,250
Newmont Mining Corp.,
3.500%, 3/15/2022	500,000	464,158
Plains Exploration & Production Co.,
6.125%, 6/15/2019	660,000	724,350
		2,744,758

Other Industrials		5.23%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	1,500,000	1,567,500
Masco Corp.,
5.950%, 3/15/2022	1,000,000	1,097,500
Mueller Water Products Inc.,
8.750%, 9/1/2020	784,000	846,720
		3,511,720

Packaging & Containers		4.45%
Ball Corp.,
5.750%, 5/15/2021	1,275,000	1,327,594
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	1,575,000	1,661,625
		2,989,219

Retail		2.07%
Limited Brands Inc.,
7.000%, 5/1/2020	1,250,000	1,393,750
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2008**(1)(4)(5)	2,150,000	0
		1,393,750

Technology		1.55%
Amkor Technology Inc.:
7.375%, 5/1/2018	500,000	$521,250
6.625%, 6/1/2021	500,000	523,750
		1,045,000

Telecomm & Related		5.68%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,750,000	1,951,250
Tuckahoe Credit Lease Trust - 144A,
12/11/09, 9.310%, 10/20/2025(1)(3)	1,670,836	1,868,329
		3,819,579

Textiles, Apparel & Luxury Goods		1.97%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,250,000	1,325,000

Transportation		1.93%
Gulfmark Offshore Inc.,
6.375%, 3/15/2022	1,340,000	1,299,800

Total Industrials
(Cost $51,094,736)		52,941,950

Utilities		1.61%
Utilities		1.61%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
NRG Energy Inc.,
7.875%, 5/15/2021	1,000,000	1,080,000
		1,080,000

Total Utilities
(Cost $1,107,564)		1,080,000

Total Corporate Bonds
(Cost $60,085,683)		61,260,956

COMMERCIAL MORTGAGE-BACKED SECURITIES & RESIDENTIAL MORTGAGE-BACKED SECURITIES		1.14%
Commercial Mortgage-Backed Securities		1.14%
Advertising		1.14%
Adams Outdoor Advertising LP - 144A,
12/3/10, 10.756%, 12/20/2017(3)	700,000	765,985

Total Commercial Mortgage-Backed Securities
(Cost $700,000)		765,985

Total Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities
(Cost $700,000)		765,985

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.12%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	80,323	80,323

Total Money Market Mutual Funds
(Cost $80,323)		80,323

Total Investments
(Cost $65,494,615)	99.19%	66,667,524

Other Assets in Excess of Liabilities	0.81%	541,230

Net Assets	100.00%	$67,208,754

See Notes to Quarterly Statements of Investments.

*	Non-income producing security.
(1)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2014 these securities represented 5.76% of the Fund's net assets.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/10	700,000	765,985	1.14%
Aviation Capital Group Corp.	6.750%	04/06/2021	12/7/11	553,871	656,937	0.98%	^
Emigrant Capital Trust II	2.549%	04/14/2034	8/11/04	498,155	345,000	0.51%
FMG Resources August 2006 Pty Ltd.	8.250%	11/01/2019	10/18/2013 -5/30/2014	1,631,066	1,556,250	2.32%	^
General Motors Co.	4.875%	10/02/2023	6/12/14	605,445	610,938	0.91%	^
Provident Funding Associates LP / PFG Finance Corp.	10.125%	02/15/2019	5/20/14	1,348,689	1,343,750	2.00%	^
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/09	1,499,243	1,868,329	2.78%
USG Corp.	8.375%	10/15/2018	11/9/2010 - 10/25/2011	1,465,440	1,564,875	2.33%	^
				8,301,909	8,712,064	12.96%

^	144A Securities with liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 8.54% of the Funds net assets as of September 30, 2014
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)

Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of bankruptcy filing. Security deemed to be liquid under procedures approved by the Fund's Board of Trustees.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.58%
Financials		0.53%
Financial Services		0.35%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,105,031
ING Groep NV (Netherlands),
6.125%	161,818	4,058,396
		5,163,427

Real Estate Investment Trusts (REITs)		0.18%
Warehouse-Industrial (REITs)		0.18%
CenterPoint Properties Trust,
5.400%(1)(3)	3,900	2,593,987

Total Financials
(Cost $9,452,346)		7,757,414

Utilities		0.05%
Utilities		0.05%
Southern California Edison,
5.070%(1)	7,638	786,237

Total Utilities
(Cost $763,800)		786,237

Total Nonconvertible Preferred Stocks
(Cost $10,216,146)		8,543,651

	Principal Amount	Market Value
CORPORATE BONDS		45.47%
Financials		17.69%
Financial Services		11.14%
American Express Credit Corp.,
2.800%, 9/19/2016	13,800,000	14,261,596
Anadarko Finance Co.,
Series B, 7.500%, 5/1/2031	11,100,000	15,072,623
Bank of America Corp.,
5.000%, 5/13/2021	5,950,000	6,544,649
BB&T Corp.,
6.850%, 4/30/2019	4,150,000	4,961,532
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	7,294,679
Citigroup Inc.,
5.375%, 8/9/2020	5,475,000	6,205,108
City National Corp.,
5.250%, 9/15/2020	16,475,000	18,351,717
Emigrant Capital Trust II - 144A,
8/11/04, 2.549%, 4/14/2034(1)(2)	850,000	586,500
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,330
FMR Corp. - 144A,
3/6/07, 7.490%, 6/15/2019(2)	5,000,000	6,054,020
General Electric Capital Corp.,
2.300%, 4/27/2017	13,950,000	14,343,474
General Motors Financial Co. Inc,
4.250%, 5/15/2023	3,200,000	3,220,000
JPMorgan Chase & Co.,
4.400%, 7/22/2020	7,150,000	7,711,632
PNC Funding Corp.:
4.250%, 9/15/2015	6,845,000	7,089,893
4.375%, 8/11/2020	7,525,000	8,216,209
The Toronto-Dominion Bank (Canada),
2.500%, 7/14/2016	4,625,000	4,772,727

UBS AG/Stamford CT (Switzerland),
2.375%, 8/14/2019	12,075,000	$11,979,849
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,329,202
Validus Holdings Ltd. (Bermuda),
8.875%, 1/26/2040	5,175,000	7,335,718
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	15,519,233
		162,875,691

Insurance		1.14%
Berkshire Hathaway Finance Corp.,
1.600%, 5/15/2017	5,325,000	5,387,111
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	10,918,087
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015(1)	161,989	163,171
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	200,000	241,020
		16,709,389

Savings & Loans		0.10%
Washington Mutual Bank,
2.969%, 6/16/2010**(4)	5,000,000	1,468,750

Real Estate Investment Trusts (REITs)		5.31%
Cell Tower (REITs)		0.28%
American Tower Corp.,
5.900%, 11/1/2021	3,575,000	4,006,542

Diversified (REITs)		1.16%
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,985,070
3.950%, 10/15/2022	2,025,000	2,027,857
		17,012,927

Healthcare (REITs)		1.54%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	10,420,000	11,123,350
Ventas Realty LP / Ventas Capital Corp.,
4.750%, 6/1/2021	10,500,000	11,449,819
		22,573,169

Regional Malls (REITs)		0.89%
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,405,331
4.375%, 3/1/2021	8,775,000	9,573,411
		12,978,742

Shopping Centers (REITs)		0.04%
Weingarten Realty Investors,
6.640%, 7/15/2026	545,000	632,506

Timber (REITs)		1.40%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,529,096
Potlatch Corp.,
7.500%, 11/1/2019	15,521,000	17,887,953
		20,417,049

Total Financials
(Cost $251,368,437)		258,674,765

Industrials		22.92%
Airlines		0.72%
American Airlines 2013-2 Class A Pass Through Trust,
4.950%, 1/15/2023	9,793,670	10,503,711

Autos		1.15%
BMW US Capital Inc. - 144A,
10/16/07, 5.730%, 5/1/2015(2)(3)	12,000,000	12,354,000

General Motors Co. - 144A,
6/12/14, 4.875%, 10/2/2023(2)	4,200,000	$4,462,500
		16,816,500

Cable & Media		0.40%
AMC Networks Inc.,
4.750%, 12/15/2022	2,650,000	2,630,125
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,257,175
		5,887,300

Chemicals		0.98%
The Dow Chemical Co.,
8.550%, 5/15/2019	11,375,000	14,313,390

Consumer Products		0.98%
Constellation Brands Inc.,
6.000%, 5/1/2022	6,275,000	6,871,125
The WhiteWave Foods Co.,
5.375%, 10/1/2022	7,375,000	7,467,188
		14,338,313

Energy-Non Utility		6.31%
Boardwalk Pipelines LP,
3.375%, 2/1/2023	7,925,000	7,390,110
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,221,539
Concho Resources, Inc.,
5.500%, 4/1/2023	7,050,000	7,367,250
Devon Energy Corp.,
3.250%, 5/15/2022	9,750,000	9,698,208
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.750%, 11/1/2020	6,820,000	7,229,200
4.500%, 7/15/2023	2,484,000	2,421,900
Range Resources Corp.,
5.750%, 6/1/2021	13,575,000	14,253,750
Sabine Pass LNG LP,
7.500%, 11/30/2016	6,625,000	7,056,288
Southwestern Energy Co.,
7.500%, 2/1/2018	5,520,000	6,453,785
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	91,856
7.000%, 10/15/2028	9,775,000	12,041,764
8.375%, 6/15/2032	2,600,000	3,432,395
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,189,807
Whiting Petroleum Corp.,
5.750%, 3/15/2021	7,000,000	7,402,500
		92,250,352

Food & Beverages		3.09%
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	11,550,000	13,959,781
The Coca-Cola Co.,
1.500%, 11/15/2015	6,000,000	6,068,292
PepsiCo Inc.,
2.500%, 5/10/2016	15,000,000	15,447,495
Sysco Corp.,
3.000%, 10/2/2021(5)	8,475,000	8,505,264
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,160,148
		45,140,980

Leisure		1.32%
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	4,200,000	4,263,000
7.500%, 10/15/2027	3,850,000	4,408,250
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	10,640,776
		19,312,026

Metals & Mining		0.68%
BHP Billiton Finance USA Ltd. (Australia),
6.500%, 4/1/2019	5,025,000	$5,944,952
Newmont Mining Corp.,
3.500%, 3/15/2022	4,325,000	4,014,971
		9,959,923

Paper & Forestry		0.61%
West Fraser Timber Co. Ltd. - 144A (Canada),
6/12/2006 - 8/3/2009, 5.200%, 10/15/2014(2)	8,825,000	8,858,685

Retail		2.91%
Costco Wholesale Corp.,
1.700%, 12/15/2019	13,975,000	13,668,948
Kohl's Corp.,
3.250%, 2/1/2023	11,650,000	11,301,921
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	17,631,225
		42,602,094

Telecomm & Related		2.97%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,784,240
AT&T Inc.:
2.375%, 11/27/2018	7,300,000	7,374,073
Series WI, 5.350%, 9/1/2040	3,450,000	3,671,473
Frontier Communications Corp.,
8.500%, 4/15/2020	7,400,000	8,251,000
Tuckahoe Credit Lease Trust - 144A,
12/11/09, 9.310%, 10/20/2025(2)(3)	4,269,915	4,774,619
Verizon Communications, Inc.,
5.150%, 9/15/2023	10,475,000	11,594,327
		43,449,732

Transportation		0.80%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	3,325,000	3,762,503
4.575%, 1/15/2021(3)	738,109	790,699
6.150%, 5/1/2037	4,325,000	5,401,696
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,667,504
		11,622,402

Total Industrials
(Cost $322,471,447)		335,055,408

Utilities		4.86%
Utilities		4.86%
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,054,599
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,802,163
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,109,155
3.900%, 6/15/2021	4,275,000	4,595,732
FPL Group Capital Inc.:
2.600%, 9/1/2015	3,200,000	3,257,421
6.350%, 10/1/2066(1)	1,400,000	1,400,647
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	1,018,214
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	3,287,000	3,521,383
Series R, 6.750%, 7/1/2037	2,850,000	3,882,498
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,664,424

Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	$3,351,267
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,420,946
Tenaska Alabama II Partners LP - 144A,
10/9/2003 - 9/4/2009, 6.125%, 3/30/2023(2)	186,935	207,384
Tenaska Virginia Partners LP - 144A,
4/29/2004 - 1/19/2005, 6.119%, 3/30/2024(2)	170,795	188,408
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	12,533,478
WPD Holdings Inc - 144A (United Kingdom),
10/15/2003 - 6/30/2006, 7.250%, 12/15/2017(2)	875,000	996,476
		71,004,195

Total Utilities
(Cost $63,175,893)		71,004,195

Total Corporate Bonds
(Cost $637,015,777)		664,734,368

MUNICIPAL BONDS		2.42%
District Of Columbia		0.79%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
7.462%, 10/1/2046	8,600,000	11,566,570

Texas		0.24%
The University of Texas System,
6.276%, 8/15/2041	3,026,000	3,460,867

Washington		1.39%
Washington State Build America Bonds:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	5,900,000	6,800,694
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	10,215,576
Washington State Convention Center Public Facilities District,
Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	2,725,000	3,315,780
		20,332,050

Total Municipal Bonds
(Cost $34,146,117)		35,359,487

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		32.02%
Asset-Backed Securities		2.01%
Aircraft Lease Securitisation Ltd. - 144A,
4/26/12, Series 2007-1A, Class G3, 0.416%, 5/10/2032(1)(2)	3,682,455	3,608,805
Centerpoint Energy Transition Bond Co. III LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	1,614,526	1,676,965
Honda Auto Receivables Owner Trust,
Series 2012-2, Class A4, 0.910%, 6/15/2015	4,200,000	4,212,970

Marriott Vacation Club Owner Trust - 144A,
11/5/10, Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	3,152,300	$3,265,887
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A3, 0.750%, 2/16/2016	3,371,539	3,374,593
Series 2012-A, Class A4, 0.990%, 8/15/2017	5,000,000	5,022,280
World Financial Network Credit Card Master Trust,
Series 2011-A, Class A, 1.680%, 8/15/2018	8,250,000	8,253,548

Total Asset-Backed Securities
(Cost $29,080,793)		29,415,048

Commercial Mortgage-Backed Securities		2.50%
Adams Outdoor Advertising LP - 144A:
12/3/10, 5.438%, 12/20/2017(2)	7,437,635	7,951,531
12/3/10, 10.756%, 12/20/2017(2)	6,300,000	6,893,870
Crown Castle Towers LLC - 144A:
7/29/10, 5.495%, 1/15/2017(2)	4,500,000	4,822,920
1/8/10, 6.113%, 1/15/2020(2)	8,975,000	10,405,076
1/8/10, 4.883%, 8/15/2020(2)	5,900,000	6,518,875
Total Commercial Mortgage-Backed Securities
(Cost $33,112,635)		36,592,272

Residential Mortgage-Backed Securities		3.02%
American Home Mortgage Investment Trust 2004-4,
Series 2004-4, Class 6A1, 5.500%, 2/25/2045	5,228,691	5,491,794
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/1/2035	535,099	532,786
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	265,833	267,021
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 2.610%, 8/25/2033(1)	3,979,406	4,035,726
Series 2005-8, Class A14, 5.500%, 9/25/2035	577,730	185,612
Banc of America Mortgage Trust,
Series 2003-E, Class 3A1, 2.622%, 6/25/2033(1)	3,126,802	3,144,828
Bear Stearns Co.,
Series 2003-AC4, Class A, 5.500%, 9/25/2033(6)	5,023,290	5,217,716
Countrywide Asset-Backed Certificates,
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	3,003,161	3,070,486
GSR Mortgage Loan Trust 2005-3F,
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035(1)	3,135,555	3,269,779
RAMP Series Trust,
Series 2006-EFC2, Class A3, 0.315%, 12/25/2036(1)	3,887,564	3,807,593

PHHMC Series 2007-2 Trust,
Series 2007-2, Class A2, 5.748%, 5/18/2037	4,188,740	$4,369,002

CHL Mortgage Pass-Through Trust 2004-HYB2,
Series 2004-HYB2, Class 5A, 2.466%, 7/20/2034(1)	4,993,629	4,923,873
JP Morgan Mortgage Trust 2013-2 - 144A,
6/10/13, Series 2013-2, Class A2, 3.500%, 12/25/2030(2)	5,758,538	5,793,954
		10,717,827

Total Residential Mortgage-Backed Securities
(Cost $43,905,678)		44,110,170

Agency Mortgage-Backed Securities		24.49%
FHLMC:
Pool #781958, 5.016%, 9/1/2034(1)	216,330	227,244
Gold Pool #G08061, 5.500%, 6/1/2035	236,134	264,665
Gold Pool #G08079, 5.000%, 9/1/2035	3,004,025	3,321,364
Gold Pool #G01960, 5.000%, 12/1/2035	920,945	1,019,169
Gold Pool #A41748, 5.000%, 1/1/2036	1,211,513	1,339,816
Gold Pool #A42128, 5.500%, 1/1/2036	992,437	1,107,806
Gold Pool #G02064, 5.000%, 2/1/2036	1,470,907	1,626,815
Gold Pool #G05200, 5.000%, 5/1/2036	4,471,981	4,945,354
Gold Pool #G02252, 5.500%, 7/1/2036	2,848,661	3,175,445
Gold Pool #G02386, 6.000%, 11/1/2036	1,970,849	2,234,159
Pool #1G1317, 5.921%, 11/1/2036(1)	1,396,576	1,493,459
Gold Pool #G03189, 6.500%, 9/1/2037	3,786,935	4,286,477
Pool #A86876, 5.000%, 6/1/2039	3,541,470	3,899,856
Gold Pool #A91161, 4.500%, 2/1/2040	5,457,655	5,894,453
Pool #A92533, 4.500%, 6/1/2040	5,995,608	6,474,544
Pool #A93505, 4.500%, 8/1/2040	7,796,910	8,420,748
Pool #A97047, 4.500%, 2/1/2041	6,183,947	6,678,434
Pool #A97620, 4.500%, 3/1/2041	11,226,285	12,124,253
Gold Pool #Q05168, 4.000%, 12/1/2041	18,972,251	20,006,353
Gold Pool #Q05601, 4.000%, 1/10/2042	10,994,327	11,593,584
Gold Pool #C03789, 4.000%, 3/1/2042	9,517,374	10,036,128
FNMA:
Pool #932361, 4.000%, 1/1/2025	5,695,866	6,079,203
Pool #AC8938, 4.500%, 1/1/2025	7,746,530	8,274,224
Pool #AD4268, 4.500%, 3/1/2025	4,711,973	5,006,113
Pool #AL2840, 2.500%, 11/1/2027	13,374,764	13,535,100
Pool #AB4853, 3.000%, 4/1/2032	20,380,143	20,776,537
Pool #MA1201, 3.500%, 10/1/2032	19,396,929	20,248,280

Pool #725705, 5.000%, 8/1/2034	464,265	$513,816
Pool #735288, 5.000%, 3/1/2035	2,529,538	2,798,708
Pool #255706, 5.500%, 5/1/2035	2,471,365	2,771,036
Pool #735897, 5.500%, 10/1/2035	1,896,008	2,124,018
Pool #850582, 5.500%, 1/1/2036	676,393	757,244
Pool #745275, 5.000%, 2/1/2036	2,710,393	2,998,291
Pool #845471, 5.000%, 5/1/2036	662,049	717,973
Pool #888016, 5.500%, 5/1/2036	3,155,890	3,534,104
Pool #190377, 5.000%, 11/1/2036	2,581,001	2,854,773
Pool #256526, 6.000%, 12/1/2036	2,589,142	2,835,914
Pool #888405, 5.000%, 12/1/2036	525,237	580,890
Pool #907772, 6.000%, 12/1/2036	522,317	547,728
Pool #910881, 5.000%, 2/1/2037	2,095,057	2,270,644
Pool #889108, 6.000%, 2/1/2038	2,141,522	2,420,434
Pool #889579, 6.000%, 5/1/2038	3,456,344	3,910,390
Pool #995373, Series 2009-, 4.500%, 2/1/2039	15,606,407	16,853,890
Pool #995838, 5.500%, 5/1/2039	2,778,055	3,092,728
Pool #AE0395, 4.500%, 10/1/2040	11,759,842	12,723,055
Pool #AE0949, 4.000%, 2/1/2041	22,678,418	23,941,606
Pool #AJ1407, 4.000%, 9/1/2041	4,897,446	5,170,234
Pool #AL3287, Series 2013-, 4.500%, 9/1/2041	6,642,520	7,193,450
Pool #AL0933, Series 2011-, 5.000%, 10/1/2041	3,130,119	3,463,949
Pool #AL5315, Series 2014-, 4.000%, 6/1/2042	4,601,537	4,857,843
Pool #AL2625, 3.500%, 10/1/2042	13,875,923	14,219,671
Pool # MA1273, 3.500%, 12/1/2042	13,742,758	14,077,793
Pool #AL4010, Series 2013-, 3.500%, 7/1/2043	21,136,286	21,699,272
Pool #MA1700, Series 2013-, 4.500%, 12/1/2043	7,504,157	8,111,686
Pool #MA1917, Series 2014-, 4.500%, 6/1/2044	1,689,203	1,827,097
Pool #MA2005, Series 2014-, 4.500%, 8/1/2044	2,074,723	2,244,197
GNMA,
Pool #550656, 5.000%, 9/15/2035	399,562	442,167

Ginnie Mae II pool,
Pool #G24496, 5.000%, 7/20/2039	2,167,966	$2,412,263

Total Agency Mortgage-Backed Securities
(Cost $352,297,551)		358,056,447

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities
(Cost $458,396,657)		468,173,937

U.S. GOVERNMENT & AGENCY OBLIGATIONS		1.42%
FNMA:
8.200%, 3/10/2016	55,000	61,131
2.625%, 9/6/2024	21,000,000	20,675,781
		20,736,912
Total U.S. Government & Agency Obligations
(Cost $20,863,458)		20,736,912

U.S. TREASURY BONDS & NOTES		16.85%
U.S. Treasury Bond:
4.125%, 5/15/2015	1,250,000	1,281,690
3.375%, 11/15/2019	9,075,000	9,775,835
2.625%, 8/15/2020	1,545,000	1,597,868
3.125%, 5/15/2021	1,055,000	1,118,424
6.750%, 8/15/2026	2,350,000	3,340,304
5.000%, 5/15/2037	15,050,000	19,868,348
2.750%, 8/15/2042	3,500,000	3,207,967
4.000%, 2/15/2015	4,200,000	4,261,933
2.625%, 4/30/2016	32,520,000	33,662,005
5.375%, 2/15/2031	4,540,000	6,012,308
4.375%, 2/15/2038	12,025,000	14,601,922
4.375%, 11/15/2039	15,000,000	18,309,375
4.750%, 2/15/2041	25,850,000	33,497,955
U.S. Treasury Note:
1.250%, 10/31/2015	31,050,000	31,414,465
1.000%, 8/31/2016(7)	29,520,000	29,760,440
1.875%, 8/31/2017	33,820,000	34,616,630
		246,327,469
Total U.S. Treasury Bonds & Notes
(Cost $235,876,949)		246,327,469

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.92%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	12,126	12,126
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	13,502,556	13,502,556

Total Money Market Mutual Funds
(Cost $13,514,682)		13,514,682

Total Investments
(Cost $1,410,029,786)	99.68%	1,457,390,506

Other Assets in Excess of Liabilities	0.32%	4,667,420

Net Assets	100.00%	$1,462,057,926

See Notes to Quarterly Statements of Investments.

**	Non-income producing security.
(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Adams Outdoor Advertising LP	5.438%	12/20/2017	12/3/10	7,437,635	7,951,531	0.54%
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/10	6,300,000	6,893,870	0.47%
Aircraft Lease Securitisation Ltd.	0.416%	05/10/2032	4/26/12	3,494,825	3,608,805	0.25%	^
BMW US Capital Inc.	5.730%	5/01/2015	10/16/07	12,000,000	12,354,000	0.84%
Crown Castle Towers LLC	5.495%	01/15/2017	7/29/10	4,500,000	4,822,920	0.33%	^
Crown Castle Towers LLC	6.113%	01/15/2020	1/8/10	8,975,000	10,405,076	0.71%	^
Crown Castle Towers LLC	4.883%	08/15/2020	1/8/10	5,900,000	6,518,875	0.45%	^
Emigrant Capital Trust II	2.549%	04/14/2034	8/11/04	846,864	586,500	0.04%
FMR Corp.	7.490%	06/15/2019	3/6/07	5,422,096	6,054,020	0.41%	^
First Tennessee Bank	3.750%		3/16/05	1,500,000	1,105,031	0.07%
General Motors Co.	4.875%	10/02/2023	6/12/14	4,422,398	4,462,500	0.31%	^
JP Morgan Mortgage Trust 2013-2	3.500%	12/25/2030	6/10/13	5,815,063	5,793,954	0.39%	^
Marriott Vacation Club Owner Trust	3.540%	10/20/2032	11/5/10	3,151,978	3,265,887	0.22%	^
Tenaska Virginia Partners LP	6.119%	03/30/2024	4/29/2004 - 1/19/2005	170,732	188,408	0.01%	^
Tenaska Alabama II Partners LP	6.125%	03/30/2023	10/9/2003 - 9/4/2009	188,280	207,384	0.02%	^
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/09	3,831,400	4,774,619	0.33%
WPD Holdings Inc	7.250%	12/15/2017	10/15/2003 - 6/30/2006	866,145	996,476	0.07%	^
West Fraser Timber Co. Ltd.	5.200%	10/15/2014	6/12/2006 - 8/3/2009	8,815,024	8,858,685	0.61%	^
				83,637,440	88,848,541	6.07%
^	144A Securities with liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 3.78% of the Funds net assets as of September 30, 2014
(3)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2014 these securities represented 1.40% of the Fund's net assets.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	When - Issued Security.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2014.
(7)	This Security is segregated to cover the purchase price of when-issued/forward commitment securities held as of September 30, 2014 (Note 2).

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2014 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		19.79%
Auraria Higher Education Center,
6.000%, 5/1/2024, Optional 11/1/2019 @ 100.00	499,000	$559,519
City of Aurora:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,133,260
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	875,000	977,576
City of Westminster Co.,
4.000%, 12/1/2024, Optional 12/1/2023 @ 100.00	1,215,000	1,307,619
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Prerefunded 11/01/18 @ 100.00	1,000,000	1,132,520
5.000%, 11/1/2025	1,000,000	1,186,260
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic:
5.000%, 11/1/2018, Prerefunded 11/01/15 @ 100.00, NATL-RE	700,000	736,309
4.500%, 11/1/2022	550,000	623,970
Denver City & County, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	720,006
Douglas & Elbert Counties School District Re-1:
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,110,800
5.000%, 1/15/2029, Optional 1/15/2023 @ 100.00	705,000	798,857
Eagle County, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	546,545
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, Optional 12/15/17 @ 100.00	800,000	877,144
Garfield County Public Library District,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	724,376
Pueblo Co., Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	577,500
Regional Transportation District:
4.500%, 6/1/2019, Prerefunded 6/1/2015 @ 100.00, AMBAC	620,000	637,689
5.000%, 6/1/2020	1,200,000	1,394,544
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,105,360
State of Colorado, Building Excellent Schools Today,
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	$1,144,850

City of Longmont Co.,
5.000%, 12/1/2028, Optional 12/1/2023 @100.00	1,500,000	1,719,270
El Paso County School District No 49 Falcon,
5.125%, 12/15/2028, Optional 12/15/2016 @ 100.00	2,000,000	2,144,100
Rangeview Library District,
Series LEASE(RENEWAL), 5.000%, 12/15/2022, Optional 12/15/2018 @ 100.00,	1,815,000	2,034,815
Regional Transportation District,
5.000%, 6/1/2026, Optional 6/1/2023 @ 100.00	1,500,000	1,733,460
Town of Parker Co.,
Series LEASE(RENEWAL), 5.000%, 11/1/2030, Optional 11/15/2023 @100.00,	1,150,000	1,310,965

Regional Transportation District,
5.000%, 6/1/2018	1,650,000	1,880,274

Total Certificates of Participation
(Cost $27,167,446)		$28,117,588

GENERAL OBLIGATION BONDS		17.10%
County-City-Special District-School District		17.10%
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,543,715
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,124,214
Series AD VALOREM PROPERTY TAX, 5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00,	2,440,000	2,801,388
Boulder Larimer & Weld Counties St. Vrain Valley School District Re-1J,
5.000%, 12/15/2026, Prerefunded 12/15/16 @ 100.00	1,000,000	1,089,100
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	857,812
Denver City & County School District No. 1,
5.500%, 12/1/2022, FGIC	500,000	624,750
Douglas & Elbert Counties School District Re-1,
zero coupon, 12/15/2022	1,660,000	1,351,838

Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Prefunded 12/01/16 @ 100.00, AGM	2,500,000	$2,744,925
Garfield County, Garfield School District Re-2:
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	878,376
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,076,830
5.000%, 12/1/2027, Prerefunded 12/1/2016 @ 100.00, AGM	250,000	274,493
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,770,540
5.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	1,500,000	1,746,720
Ignacio School District No. 11JT:
5.250%, 12/1/2024, Optional 12/1/2021 @ 100.00	500,000	599,050
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	1,000,000	1,151,630
Jefferson County School District R-1,
5.250%, 12/15/2025, Prerefunded 12/15/2016 @ 100.00, AGM	500,000	552,595
La Plata County School District No. 9-R Durango:
4.500%, 11/1/2023, Prerefunded 12/15/2016 @ 100.00	1,000,000	1,130,370
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	1,000,000	1,165,470
Moffat County School District Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,138,026
Rio Blanco County School District Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	668,472

Total General Obligation Bonds
(Cost $23,508,792)		$24,290,314

GENERAL OBLIGATION UNLTD		8.15%
Development		0.60%
Central Platte Valley Metropolitan District,
5.500%, 12/1/2029, Optional 12/1/2023 @100.00	750,000	858,435

Facilities		2.54%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,497,024
Tallyns Reach Metropolitan District No 3,
Series AD VALOREM PROPERTY TAX, 4.000%, 12/1/2021, Mandatory Sinking Fund, 2017-2021 @100.00,	1,930,000	2,104,144
		3,601,168

General Obligation		1.32%
Commonwealth of Puerto Rico:
5.500%, 7/1/2016	25,000	$26,245
5.500%, 7/1/2019	100,000	104,613
5.250%, 7/1/2020	245,000	253,315
5.250%, 7/1/2024, Optional 7/1/2021 @ 100.00	295,000	300,337
5.375%, 7/1/2025, Optional 12/1/2021 @ 100.00	15,000	15,369
South Suburban Park & Recreation District,
5.000%, 12/15/2019	1,000,000	1,172,790
		1,872,669

School District		3.69%
Grand County School District No 2 East Grand,
5.250%, 12/1/2026, Prerefunded 12/01/17 @ 100.00	2,695,000	3,079,496
Ignacio School District 11JT,
4.000%, 12/1/2023, Optional 12/1/2021 @100.00	1,130,000	1,255,351
Routt-Rio Blanco Counties School District Re-3 South Routt.:
1.500%, 12/1/2016	630,000	641,636
1.500%, 12/1/2017	255,000	259,791
		5,236,274

Total General Obligation Unltd
(Cost $11,349,171)		$11,568,546

REVENUE BONDS		46.94%
Airports		2.92%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,052,240
5.000%, 11/15/2025, Optional 11/15/2015 @ 100.00	1,840,000	1,935,257
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,165,770
		4,153,267

Education		2.93%
Colorado Educational & Cultural Facilities Authority:
5.000%, 8/15/2030, Optional 12/1/2014 @ 100.00	750,000	821,505
5.000%, 11/15/2031	1,000,000	1,119,590
5.000%, 12/1/2031	1,500,000	1,673,265
Series CHARTER SCHOOL AID, 5.625%, 1/15/2044, Mandatory Sinking Fund 1/15/2015 @ 100.00,	510,000	542,752
		4,157,112

General		7.94%
Boulder County Open Space Capital Improvement Trust Fund:
Series B, 5.250%, 7/15/2024, Optional 7/15/2021 @ 100.00,	1,000,000	1,187,030
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,144,560
City & County of Denver Co.,
5.250%, 9/1/2018	1,500,000	1,713,495

City of Commerce City Co.:
5.000%, 8/1/2026, Optional 8/1/2024 @100.00	350,000	$408,860
5.000%, 8/1/2028, Optional 8/1/2024 @100.00	600,000	693,168
Denver CO Convention,
5.000%, 12/1/2035, Optional 11/1/2016 @ 100.00	1,060,000	1,081,539
Denver Convention Center Hotel Authority,
4.750%, 12/1/2035, Optional 11/1/2016 @ 100.00	300,000	303,861
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	581,635
Plaza Metropolitan District No 1,
5.000%, 12/1/2022	1,000,000	1,084,940
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Prerefunded 11/1/2016 @ 100.00, AMBAC	575,000	629,924
Town of Castle Rock Co.,
5.000%, 6/1/2029, Optional 6/1/2023 @ 100.00	1,630,000	1,868,925
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	578,495
		11,276,432

Higher Education		4.43%
Colorado Educational & Cultural Facilities Authority, University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	519,725
4.000%, 3/1/2024, Optional 3/1/2023 @ 100.00	500,000	547,030
4.000%, 3/1/2025, Optional 3/1/2023 @ 100.00	500,000	543,505
Colorado School of Mines,
5.000%, 12/1/2028, Prerefunded 11/01/18 @ 100.00	350,000	403,336
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	527,335
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	75,000	83,546
5.000%, 3/1/2026, Optional 3/1/2022 @ 100.00	1,000,000	1,174,060
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	1,728,120
University of Colorado Enterprise Systems Revenue,
5.000%, 6/1/2026, Prerefunded 6/1/2015 @ 100.00	750,000	773,873
		6,300,530

Medical		15.33%
Aspen Valley Hospital District:
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	$618,462
5.000%, 10/15/2030, Optional 10/15/2022 @ 100.00	1,000,000	1,090,340
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 6/1/2018 @ 100.00, AGM	1,000,000	1,103,140
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	379,476
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,084,600
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	576,835
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,125,610
4.750%, 9/1/2025, Optional 5/1/2018 @ 100.00	660,000	723,796
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	511,070
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	796,207
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	530,465
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	424,508
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	461,830
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	474,512
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,140,070
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2020, Prerefunded 1/15/2015 @ 100.00	700,000	709,471
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	240,000	242,518
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	265,010

Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	$881,076
Colorado Health Facilities Authority, Craig Hospital Project:
5.000%, 12/1/2019	300,000	342,492
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,000,000	1,147,690
Colorado Health Facilities Authority, Mental Health Center Denver:
5.000%, 2/1/2022	200,000	227,116
5.000%, 2/1/2023	520,000	592,826
Colorado Health Facilities Authority, National Jewish Health,
5.000%, 1/1/2017	1,105,000	1,160,681
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	710,864
Denver Health & Hospital Authority:
Series HLTH, HOSP, NURSHOME REV., 5.000%, 12/1/2017, Optional 11/1/2016 @ 100.00,	1,500,000	1,645,245
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	550,000	602,756
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	546,825
University of Colorado Hospital Authority:
5.000%, 11/15/2023, Optional 11/15/2022 @ 100.00	450,000	523,548
5.000%, 11/15/2027, Optional 11/15/2022 @ 100.00	1,000,000	1,146,200
		21,785,239

Nursing Homes		0.60%
Colorado Health Facilities Authority, Evangelical Lutheran,
5.000%, 6/1/2022	750,000	848,670

Special Tax		4.51%
Aurora Colorado Golf Course Enterprise:
4.250%, 12/1/2014	125,000	125,160
4.375%, 12/1/2015	125,000	125,424
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	270,000	280,074
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	185,065
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	252,852
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	511,765
Cherry Creek Academy,
4.000%, 4/1/2022, Mandatory Sinking Fund 4/1/2016 @ 100.00	250,000	258,678
Kent Denver School,
5.000%, 10/1/2019	115,000	$125,650

Denver City & County Golf Enterprise:
4.600%, 9/1/2015	185,000	187,703
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	362,701
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	516,825
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	417,047
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	416,087
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,047,216
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	101,627
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	345,078
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	1,147,605
		6,406,557

Transportation		0.15%
State of Colorado Department of Transportation,
5.000%, 12/15/2016, Prerefunded 12/15/2014 @ 100.00, NATL-RE FGIC	205,000	206,986

Utilities		5.48%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,685,635
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,156,390
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,460,981
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,750,754
Eagle River Water & Sanitation District,
5.000%, 12/1/2027, Optional 12/1/2022 @ 100.00	200,000	228,136
Fort Collins Colorado Waste Water Utility Enterprise,
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	532,430
Parker Co., Water & Sanitation District Enterprise Revenue,
5.000%, 11/1/2026, Optional 5/1/2022 @ 100.00	400,000	465,336

Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Prerefunded 12/1/2014 @ 100.00, NATL-RE	500,000	$503,945
		7,783,607

Water		2.65%
City & County of Broomfield Co.:
4.000%, 12/1/2018	1,400,000	1,547,210
Series SEWER REVENUE, 5.000%, 12/1/2023, Optional 12/1/2022 @ 100.00,	1,285,000	1,498,092
City of Aurora Co. Water Revenue,
5.000%, 8/1/2020, Optional 8/1/2017 @ 100.00	650,000	720,765
		3,766,067

Total Revenue Bonds
(Cost $64,722,740)		$66,684,467

TAX ALLOCATION		1.94%
Development		1.94%
Denver Urban Renewal Authority:
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	500,000	575,015
5.000%, 12/1/2025, Optional 12/1/2022 @ 100.00	1,000,000	1,143,010
Plaza Metropolitan District No 1,
4.000%, 12/1/2016	1,000,000	1,039,270
		2,757,295

Total Tax Allocation
(Cost $2,734,553)		$2,757,295

MONEY MARKET MUTUAL FUNDS		4.97%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	7,056,890	7,056,890

Total Money Market Mutual Funds
(Cost $7,056,890)		7,056,890

Total Investments
(Cost $136,539,592)	98.89%	140,475,100

Other Assets in Excess of Liabilities	1.11%	1,582,286

Net Assets	100.00%	$142,057,386

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
AS	Andonim Sirketi, Joint Stock Company in Turkey.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MBIA-RE

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MTNB	Medium Term Notes Bond.
MTNC	Medium Term Notes Class C.
MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NA	National Association.
NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
Pty Ltd.	Proprieatry Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2014 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into

U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2014, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of September 30, 2014, the Westcore International Small-Cap Fund invested a significant percentage of its assets in the United Kingdom, Hong Kong, and Australia. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms of debt instruments.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of September 30, 2014
Gross appreciation (excess of value over tax cost)	$13,078,529	$15,869,821	$13,237,028
Gross depreciation (excess of tax cost over value)	(448,194)	(2,805,395)	(4,343,674)
Net unrealized appreciation	$12,630,335	$13,064,426	$8,893,354
Cost of investment for income tax purposes	$39,987,706	$85,119,398	$85,453,944

	Westcore Small-Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund

As of September 30, 2014
Gross appreciation (excess of value over tax cost)	$313,165	$9,221,981	$9,646,289
Gross depreciation (excess of tax cost over value)	(488,512)	(1,803,929)	(992,695)
Net unrealized appreciation/(depreciation)	$(175,347)	$7,418,052	$8,653,594
Cost of investment for income tax purposes	$7,133,393	$46,129,699	$47,371,395

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of September 30, 2014
Gross appreciation (excess of value over tax cost)	$51,872,780	$4,097,613	$88,985,182
Gross depreciation (excess of tax cost over value)	(10,331,377)	(2,130,767)	(44,577,624)
Net unrealized appreciation	$41,541,403	$1,966,846	$44,407,558
Cost of investment for income tax purposes	$286,574,259	$30,122,824	$352,618,078

Westcore Bond Funds
	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of September 30, 2014
Gross appreciation (excess of value over tax cost)	$3,583,734	$57,690,380	$4,341,350
Gross depreciation (excess of tax cost over value)	(2,410,825)	(10,329,660)	(405,842)
Net unrealized appreciation	$1,172,909	$47,360,720	$3,935,508
Cost of investment for income tax purposes	$65,494,615	$1,410,029,786	$136,539,592

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,025,001	$–	$–	$52,025,001
Money Market Mutual Funds	593,040	–	–	593,040
Total	$52,618,041	$–	$–	$52,618,041

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$97,273,123	$–	$–	$97,273,123
Money Market Mutual Funds	910,701	–	–	910,701
Total	$98,183,824	$–	$–	$98,183,824

Westcore Select Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$93,607,535	$–	$–	$93,607,535
Money Market Mutual Funds	739,763	–	–	739,763
Total	$94,347,298	$–	$–	$94,347,298

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,833,893	$–	$–	$6,833,893
Money Market Mutual Funds	124,153	–	–	124,153
Total	$6,958,046	$–	$–	$6,958,046

Westcore Blue Chip Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,741,488	$–	$–	$52,741,488
Money Market Mutual Funds	806,263	–	–	806,263
Total	$53,547,751	$–	$–	$53,547,751

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$53,546,609	$–	$–	$53,546,609
Money Market Mutual Funds	2,478,380	–	–	2,478,380
Total	$56,024,989	$–	$–	$56,024,989

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$312,640,213	$–	$–	$312,640,213
Money Market Mutual Funds	15,475,449	–	–	15,475,449
Total	$328,115,662	$–	$–	$328,115,662

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,089,670	$–	$–	$32,089,670
Total	$32,089,670	$–	$–	$32,089,670

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$394,844,858	$–	$–	$394,844,858
Money Market Mutual Funds	2,180,778	–	–	2,180,778
Total	$397,025,636	$–	$–	$397,025,636

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$3,610,636	$–	$3,610,636
Liabilities
Forward Foreign Currency Contracts	–	(4,610,937)	–	(4,610,937)
Total	$–	$(1,000,301)	$–	$(1,000,301)

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Preferred Stocks	$1,338,408	$–	$–	$1,338,408
Nonconvertible Preferred Stocks	1,216,500	–	2,005,352	3,221,852
Corporate Bonds	–	59,392,627	1,868,329	61,260,956
Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities	–	765,985	–	765,985
Money Market Mutual Funds	80,323	–	–	80,323
Total	$2,635,231	$60,158,612	$3,873,681	$66,667,524

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$4,844,633	$1,105,031	$2,593,987	$8,543,651
Corporate Bonds	–	646,815,050	17,919,318	664,734,368
Municipal Bonds	–	35,359,487	–	35,359,487
Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities	–	468,173,937	–	468,173,937
U.S. Government & Agency Obligations	–	20,736,912	–	20,736,912
U.S. Treasury Bonds & Notes	–	246,327,469	–	246,327,469
Money Market Mutual Funds	13,514,682	–	–	13,514,682
Total	$18,359,315	$1,418,517,886	$20,513,305	$1,457,390,506

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$133,418,210	$–	$133,418,210
Money Market Mutual Funds	7,056,890	–	–	7,056,890
Total	$7,056,890	$133,418,210	$–	$140,475,100

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.  There were no transfers between Levels 1 & 2 during the nine months ended September 30, 2014.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2014. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2013	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2014
Nonconvertible Preferred Stocks	$1,880,606	$-	$-	$124,746	$-	$-	$2,005,352	$124,746
Corporate Bonds	1,952,784	5,682	6,898	28	(97,063)	-	1,868,329	894
Total	$3,833,390	$5,682	$6,898	$124,774	$(97,063)	$-	$3,873,681	$125,640

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2013	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2014
Nonconvertible Preferred Stocks	$2,432,625	$-	$-	$161,362	$-	$-	$2,593,987	$161,362
Corporate Bonds	18,548,734	14,264	16,109	(388,649)	(271,140)	-	17,919,318	(388,649)
Total	$20,981,359	$14,264	$16,109	$(227,287)	$(271,140)	$-	$20,513,305	$(227,286)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input	Level/Range

Westcore Flexible Income Fund

Nonconvertible Preferred Stocks	$2,005,352	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	1,868,329	Adjusted Spread Pricing**	Comparability Adjustment	1.55%
			Liquidity and Maturity Adjustment	0.40%
Total	$3,873,681

Westcore Plus Bond Fund

Nonconvertible Preferred Stocks	$2,593,987	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	4,774,619	Adjusted Spread Pricing**	Comparability Adjustment	1.55%
			Liquidity and Maturity Adjustment	0.40%
	13,144,699	Consensus Pricing*	Broker Quotes	N/A
Total	$20,513,305

*Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available.  Denver Investments evaluates whether the source of the pricing uses valuation techniques in accordance with ASC Topic 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

**Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  As of September 30, 2014, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at December31, 2013	Purchases	Sales	Share Balance at September 30, 2014	Market Value at September 30, 2014	Dividends	Realized Losses
Credit Corp. Group Ltd.	3,024,321	-	(354,829)	2,669,492	$ 22,671,540	$ 1,013,720	$ (150,068)
(Australia)
Webjet Ltd.	3,313,599	818, 624	-	4,132,223	10,890,076	467,060	-
(Australia)
					$ 33,561,616	$ 1,480,780	$ (150,068)

Item 2 - Controls and Procedures.

(a)       The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ John W. Zimmerman
John W. Zimmerman
Principal Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John W. Zimmerman
John W. Zimmerman
Principal Executive Officer

Date:	November 26, 2014

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	November 26, 2014